Schedule of Investments (unaudited)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
AAR Corp.(a)(b)(c)	2,241,034	$86,840,067
Aerojet Rocketdyne Holdings Inc.(a)	5,023,696	242,594,280
Aerovironment Inc.(a)(b)(c)	1,514,616	151,688,792
Kaman Corp.(a)	1,875,804	94,540,522
Moog Inc., Class A(a)	1,974,135	165,945,788
National Presto Industries Inc.	349,066	35,482,559
Park Aerospace Corp.(a)	1,272,392	18,958,641
Triumph Group Inc.(a)(b)	3,292,684	68,323,193
		864,373,842
Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,858,185	126,560,980
Echo Global Logistics Inc.(a)(b)(c)	1,792,914	55,114,177
Forward Air Corp.(a)	1,842,619	165,375,055
Hub Group Inc., Class A(a)(b)(c)	2,277,459	150,266,745
		497,316,957
Airlines — 0.6%
Allegiant Travel Co.(a)(b)	983,362	190,772,228
Hawaiian Holdings Inc.(a)(b)	3,447,188	84,007,972
SkyWest Inc.(a)(b)	3,395,860	146,259,690
		421,039,890
Auto Components — 1.2%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	7,688,091	79,571,742
Cooper-Standard Holdings Inc.(a)(b)(c)	1,146,632	33,252,328
Dorman Products Inc.(a)(b)(c)	1,927,427	199,816,357
Gentherm Inc.(a)(b)(c)	2,233,619	158,698,630
LCI Industries(a)	1,703,401	223,860,959
Motorcar Parts of America Inc.(a)(b)(c)	1,285,346	28,843,164
Patrick Industries Inc.(a)	1,503,182	109,732,286
Standard Motor Products Inc.(a)	1,349,830	58,515,131
		892,290,597
Automobiles — 0.2%
Winnebago Industries Inc.(a)	2,266,326	154,019,515

Banks — 9.0%
Allegiance Bancshares Inc.(a)	1,236,761	47,541,093
Ameris Bancorp.(a)	4,492,445	227,452,490
Banc of California Inc.(a)	2,996,534	52,559,206
BancFirst Corp.	1,261,037	78,726,540
Bancorp. Inc. (The)(a)(b)	3,338,290	76,814,053
BankUnited Inc.(a)	5,882,178	251,110,179
Banner Corp.(a)	2,111,238	114,450,212
Berkshire Hills Bancorp. Inc.(a)	3,350,952	91,849,594
Boston Private Financial Holdings Inc.(a)	5,161,973	76,139,102
Brookline Bancorp. Inc.(a)	4,873,841	72,863,923
Cadence BanCorp.(a)	7,799,398	162,851,430
Central Pacific Financial Corp.(a)	1,578,223	41,128,491
City Holding Co.(a)	990,496	74,524,919
Columbia Banking System Inc.(a)	4,503,379	173,650,294
Community Bank System Inc.(a)	3,454,853	261,359,629
Customers Bancorp. Inc.(a)(b)(c)	1,970,289	76,821,568
CVB Financial Corp.(a)	8,463,183	174,256,938
Dime Community Bancshares Inc.(a)	2,384,131	80,154,484
Eagle Bancorp. Inc.(a)	2,032,431	113,978,730
FB Financial Corp.	2,268,116	84,646,089
First BanCorp./Puerto Rico(a)	13,407,133	159,813,025
First Bancorp./Southern Pines NC(a)	1,765,492	72,226,278
First Commonwealth Financial Corp.(a)	5,918,082	83,267,414
First Financial Bancorp.(a)	6,099,638	144,134,446
Security	Shares	Value

Banks (continued)
First Hawaiian Inc.(a)	8,793,551	$249,209,235
First Midwest Bancorp. Inc.(a)	7,228,360	143,338,379
Great Western Bancorp. Inc.(a)(c)	3,483,909	114,237,376
Hanmi Financial Corp.(a)	1,899,259	36,199,877
Heritage Financial Corp./WA(a)	2,239,605	56,034,917
Hilltop Holdings Inc.	3,945,048	143,599,747
Hope Bancorp Inc.(a)	7,866,694	111,549,721
Independent Bank Corp.(a)	2,104,393	158,881,672
Independent Bank Group Inc.(a)	2,478,242	183,340,343
Investors Bancorp. Inc.(a)	12,660,355	180,536,662
National Bank Holdings Corp., Class A(a)	2,018,150	76,164,981
NBT Bancorp. Inc.(a)	2,771,005	99,673,050
OFG Bancorp.(a)	3,272,857	72,395,597
Old National Bancorp./IN(a)	10,498,936	184,886,263
Pacific Premier Bancorp. Inc.(a)	6,325,112	267,488,986
Park National Corp.(a)	958,925	112,596,974
Preferred Bank/Los Angeles CA(a)	870,925	55,103,425
Renasant Corp.(a)	3,620,166	144,806,640
S&T Bancorp. Inc.(a)	2,443,265	76,474,195
Seacoast Banking Corp. of Florida(a)(c)	3,577,174	122,160,492
ServisFirst Bancshares Inc.(a)	3,177,789	216,026,096
Simmons First National Corp., Class A(a)	6,814,852	199,947,758
Southside Bancshares Inc.(a)	2,037,866	77,907,617
Tompkins Financial Corp.(a)	814,790	63,195,112
Triumph Bancorp. Inc.(a)(b)(c)	1,527,322	113,403,659
United Community Banks Inc./GA(a)	5,453,966	174,581,452
Veritex Holdings Inc.(a)	3,192,544	113,047,983
Westamerica Bancorp.(a)	1,706,051	99,002,140
		6,438,110,476
Beverages — 0.6%
Celsius Holdings Inc.(b)(c)	2,220,066	168,924,822
Coca-Cola Consolidated Inc.(c)	313,089	125,902,479
MGP Ingredients Inc.(c)	889,036	60,134,395
National Beverage Corp.	1,574,490	74,363,163
		429,324,859
Biotechnology — 1.4%
Anika Therapeutics Inc.(a)(b)(c)	972,422	42,096,148
Coherus Biosciences Inc.(a)(b)(c)	4,506,232	62,321,189
Cytokinetics Inc.(a)(b)(c)	4,825,494	95,496,526
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	786,931	33,680,647
Enanta Pharmaceuticals Inc.(a)(b)	1,212,327	53,354,511
Myriad Genetics Inc.(a)(b)(c)	5,197,176	158,929,642
Organogenesis Holdings Inc., Class A(b)	3,380,261	56,179,938
REGENXBIO Inc.(a)(b)(c)	2,352,916	91,410,787
Spectrum Pharmaceuticals Inc.(a)(b)(c)	10,918,565	40,944,619
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,724,277	80,109,198
Vericel Corp.(a)(b)(c)	3,129,093	164,277,383
Xencor Inc.(a)(b)(c)	3,927,301	135,452,611
		1,014,253,199
Building Products — 1.9%
AAON Inc.(a)(c)	2,760,757	172,795,781
American Woodmark Corp.(a)(b)(c)	1,147,584	93,746,137
Apogee Enterprises Inc.(a)	1,742,827	70,985,344
Gibraltar Industries Inc.(a)(b)	2,200,905	167,951,060
Griffon Corp.(a)	3,058,690	78,394,225
Insteel Industries Inc.(a)(c)	1,299,183	41,768,733
PGT Innovations Inc.(a)(b)(c)	4,019,372	93,370,011
Quanex Building Products Corp.(a)(c)	2,282,748	56,703,460
Resideo Technologies Inc.(a)(b)(c)	9,702,718	291,081,540

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries Inc.(a)	4,170,990	$310,071,397
		1,376,867,688
Capital Markets — 1.0%
B. Riley Financial Inc.	1,193,207	90,087,129
Blucora Inc.(a)(b)(c)	3,240,619	56,095,115
BrightSphere Investment Group Inc.(a)(c)	4,014,399	94,057,369
Donnelley Financial Solutions Inc.(a)(b)	2,011,138	66,367,554
Greenhill & Co. Inc.(a)	993,011	15,451,251
Piper Sandler Cos(a)	972,772	126,032,340
StoneX Group Inc.(a)(b)(c)	1,125,718	68,297,311
Virtus Investment Partners Inc.(a)	484,198	134,495,678
WisdomTree Investments Inc.(a)	7,551,958	46,822,140
		697,705,887
Chemicals — 2.7%
AdvanSix Inc.(a)(b)	1,892,051	56,496,643
American Vanguard Corp.(a)	1,833,856	32,110,819
Balchem Corp.(a)	2,187,821	287,173,384
Ferro Corp.(a)(b)(c)	5,577,235	120,300,959
FutureFuel Corp.	1,751,300	16,812,480
GCP Applied Technologies Inc.(b)(c)	3,244,642	75,470,373
Hawkins Inc.(a)	1,271,697	41,648,077
HB Fuller Co.(a)	3,524,146	224,170,927
Innospec Inc.(a)	1,659,811	150,395,475
Koppers Holdings Inc.(a)(b)(c)	1,433,053	46,359,265
Kraton Corp.(a)(b)(c)	2,162,861	69,838,782
Livent Corp.(a)(b)(c)	10,761,444	208,341,556
Quaker Chemical Corp.	892,766	211,755,167
Rayonier Advanced Materials Inc.(a)(b)(c)	4,299,534	28,763,882
Stepan Co.(a)	1,443,931	173,661,581
Tredegar Corp.(a)	1,750,390	24,102,870
Trinseo SA(a)	2,610,864	156,234,102
		1,923,636,342
Commercial Services & Supplies — 2.1%
ABM Industries Inc.(a)	4,528,658	200,845,982
Brady Corp., Class A, NVS	3,275,429	183,555,041
CoreCivic Inc.(a)(b)	8,118,463	85,000,308
Deluxe Corp.(a)	2,848,690	136,081,921
Harsco Corp.(a)(b)(c)	5,343,809	109,120,580
HNI Corp.(a)	2,937,609	129,166,668
Interface Inc.(a)	3,979,349	60,884,040
Matthews International Corp., Class A(a)	2,130,725	76,620,871
Pitney Bowes Inc.(a)	10,693,304	93,780,276
Team Inc.(a)(b)(c)	2,056,704	13,779,917
U.S. Ecology Inc.(a)(b)	2,127,101	79,808,829
UniFirst Corp./MA(a)	1,027,733	241,147,271
Viad Corp.(a)(b)(c)	1,382,700	68,927,595
		1,478,719,299
Communications Equipment — 1.1%
ADTRAN Inc.(a)	3,266,793	67,459,275
Applied Optoelectronics Inc.(a)(b)(c)	1,666,901	14,118,651
CalAmp Corp.(a)(b)(c)	2,377,435	30,240,973
Comtech Telecommunications Corp.(a)	1,757,372	42,458,108
Digi International Inc.(a)(b)(c)	2,300,379	46,260,622
Extreme Networks Inc.(b)(c)	5,838,562	65,158,352
Harmonic Inc.(a)(b)(c)	6,772,353	57,700,448
NETGEAR Inc.(a)(b)(c)	2,054,947	78,745,569
Plantronics Inc.(a)(b)	2,568,069	107,165,519
Viavi Solutions Inc.(a)(b)(c)	15,421,762	272,348,317
		781,655,834
Security	Shares	Value

Construction & Engineering — 0.9%
Arcosa Inc.(a)(c)	3,251,805	$191,011,026
Comfort Systems USA Inc.(a)	2,449,292	192,979,717
Granite Construction Inc.(a)	3,091,022	128,370,143
Matrix Service Co.(a)(b)(c)	1,798,648	18,885,804
MYR Group Inc.(a)(b)(c)	1,135,908	103,276,755
		634,523,445
Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	1,081,007	79,778,317

Consumer Finance — 0.7%
Encore Capital Group Inc.(a)(b)(c)	2,091,643	99,122,962
Enova International Inc.(a)(b)(c)	2,478,936	84,804,401
EZCORP Inc., Class A, NVS(b)(c)	3,571,318	21,535,047
Green Dot Corp., Class A(a)(b)(c)	3,545,854	166,123,260
PRA Group Inc.(a)(b)(c)	3,089,238	118,842,986
World Acceptance Corp.(b)(c)	265,246	42,503,019
		532,931,675
Containers & Packaging — 0.3%
Myers Industries Inc.(a)	2,409,683	50,603,343
O-I Glass Inc.(a)(b)	10,659,265	174,065,797
		224,669,140
Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	3,046,333	137,115,448

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)(b)	1,262,593	35,781,886
Perdoceo Education Corp.(a)(b)(c)	4,754,286	58,335,089
Regis Corp.(b)(c)	1,651,333	15,456,477
		109,573,452
Diversified Telecommunication Services — 0.5%
ATN International Inc.	736,633	33,509,435
Cincinnati Bell Inc.(a)(b)(c)	3,169,498	48,873,659
Cogent Communications Holdings Inc.(a)	2,853,625	219,415,226
Consolidated Communications Holdings Inc.(a)(b)(c)	4,945,277	43,468,985
		345,267,305
Electrical Equipment — 0.5%
AZZ Inc.(a)	1,687,277	87,367,203
Encore Wire Corp.(a)	1,391,770	105,482,248
Powell Industries Inc.(a)	602,131	18,635,955
Vicor Corp.(b)(c)	1,436,562	151,902,066
		363,387,472
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries Inc.(a)(c)	2,591,177	292,051,560
Arlo Technologies Inc.(a)(b)(c)	5,462,852	36,983,508
Badger Meter Inc.(a)	1,969,411	193,238,607
Bel Fuse Inc., Class B, NVS	693,198	9,982,051
Benchmark Electronics Inc.(a)(c)	2,421,104	68,904,620
CTS Corp.(a)	2,183,539	81,140,309
Daktronics Inc.(a)(b)	2,502,330	16,490,355
ePlus Inc.(a)(b)	911,470	79,015,334
Fabrinet(a)(b)(c)	2,487,836	238,508,837
FARO Technologies Inc.(a)(b)(c)	1,222,769	95,094,745
Insight Enterprises Inc.(a)(b)(c)	2,382,403	238,264,124
Itron Inc.(a)(b)(c)	3,044,235	304,362,615
Knowles Corp.(a)(b)(c)	6,258,914	123,550,962
Methode Electronics Inc.(a)	2,593,263	127,614,472
OSI Systems Inc.(a)(b)(c)	1,125,100	114,355,164
PC Connection Inc.	746,686	34,549,161
Plexus Corp.(a)(b)(c)	1,928,679	176,300,548

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)(b)(c)	1,262,138	$253,437,311
Sanmina Corp.(a)(b)(c)	4,394,066	171,192,812
ScanSource Inc.(a)(b)(c)	1,709,219	48,080,331
TTM Technologies Inc.(a)(b)(c)	6,723,841	96,150,926
		2,799,268,352
Energy Equipment & Services — 1.6%
Archrock Inc.(a)	8,709,105	77,598,126
Bristow Group Inc.(a)(b)(c)	1,563,374	40,038,008
Core Laboratories NV(a)(c)	3,123,358	121,654,794
DMC Global Inc.(a)(b)(c)	1,261,869	70,929,656
Dril-Quip Inc.(a)(b)(c)	2,389,768	80,845,851
Helix Energy Solutions Group Inc.(a)(b)(c)	9,563,628	54,608,316
Helmerich & Payne Inc.(a)	7,277,477	237,464,075
Nabors Industries Ltd.(a)(b)(c)	439,098	50,162,556
Oceaneering International Inc.(a)(b)(c)	6,728,365	104,760,643
Oil States International Inc.(a)(b)(c)	4,142,277	32,516,874
Patterson-UTI Energy Inc.(a)	12,666,515	125,905,159
ProPetro Holding Corp.(a)(b)(c)	5,519,066	50,554,645
RPC Inc.(b)(c)	3,954,283	19,573,701
U.S. Silica Holdings Inc.(a)(b)	5,018,120	58,009,467
		1,124,621,871
Entertainment — 0.0%
Marcus Corp. (The)(a)(b)(c)	1,595,558	33,841,785

Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust(a)	5,807,103	127,523,982
Agree Realty Corp.(a)	4,596,060	323,976,269
Alexander & Baldwin Inc.(a)	4,887,094	89,531,562
American Assets Trust Inc.(a)	3,385,451	126,243,468
Armada Hoffler Properties Inc.(a)	4,076,930	54,182,400
Brandywine Realty Trust(a)	11,524,503	158,000,936
CareTrust REIT Inc.(a)	6,222,495	144,548,559
Centerspace(a)	874,943	69,033,003
Chatham Lodging Trust(a)(b)	3,286,506	42,297,332
Community Healthcare Trust Inc.(a)	1,548,126	73,474,060
DiamondRock Hospitality Co.(a)(b)	14,146,815	137,224,105
Diversified Healthcare Trust(a)	16,083,406	67,228,637
Easterly Government Properties Inc.(a)	5,316,851	112,079,219
Essential Properties Realty Trust Inc.(a)	7,925,197	214,297,327
Four Corners Property Trust Inc.(a)	5,125,169	141,505,916
Franklin Street Properties Corp.(a)	6,486,759	34,120,352
GEO Group Inc. (The)(a)(c)	7,658,536	54,528,776
Getty Realty Corp.(a)	2,509,689	78,176,812
Global Net Lease Inc.(a)	6,434,289	119,034,347
Hersha Hospitality Trust, Class A(a)(b)	2,477,697	26,660,020
Independence Realty Trust Inc.(a)	6,895,117	125,697,983
Industrial Logistics Properties Trust(a)	4,404,587	115,135,904
Innovative Industrial Properties Inc.(a)	1,613,818	308,271,514
iStar Inc.(a)	4,882,655	101,217,438
Kite Realty Group Trust(a)	5,203,009	114,518,228
Lexington Realty Trust(a)	18,726,079	223,776,644
LTC Properties Inc.(a)	2,655,186	101,932,591
Mack-Cali Realty Corp.(a)	5,818,231	99,782,662
NexPoint Residential Trust Inc.(a)	1,351,111	74,284,083
Office Properties Income Trust(a)	3,261,522	95,595,210
Retail Opportunity Investments Corp.(a)	8,011,625	141,485,297
Retail Properties of America Inc., Class A(a)	14,483,821	165,839,750
RPT Realty(a)	5,463,968	70,922,305
Safehold Inc.(c)	970,732	76,202,462
Saul Centers Inc.	877,060	39,862,377
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust(a)(c)	10,618,728	$133,795,973
SITE Centers Corp.	9,273,175	139,654,015
Summit Hotel Properties Inc.(a)(b)	7,173,287	66,926,768
Tanger Factory Outlet Centers Inc.(a)	6,799,267	128,166,183
Uniti Group Inc.(a)	15,758,039	166,877,633
Universal Health Realty Income Trust(a)	860,061	52,936,755
Urstadt Biddle Properties Inc., Class A(a)	1,947,702	37,746,465
Washington REIT(a)	5,705,103	131,217,369
Whitestone REIT(a)	2,709,607	22,354,258
Xenia Hotels & Resorts Inc.(a)(b)	7,657,307	143,421,360
		5,071,288,309
Food & Staples Retailing — 0.6%
Andersons Inc. (The)(a)	2,116,715	64,623,309
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,203,420	70,134,858
PriceSmart Inc.(a)	1,576,263	143,455,696
SpartanNash Co.(a)	2,444,412	47,201,596
United Natural Foods Inc.(a)(b)(c)	3,800,056	140,526,071
		465,941,530
Food Products — 1.2%
B&G Foods Inc.(a)(c)	4,367,555	143,255,804
Calavo Growers Inc.(a)	1,123,082	71,225,860
Cal-Maine Foods Inc.(a)(c)	2,527,757	91,530,081
Fresh Del Monte Produce Inc.	2,050,918	67,434,184
J&J Snack Foods Corp.(a)	1,015,117	177,046,556
John B Sanfilippo & Son Inc.(a)	598,257	52,987,623
Seneca Foods Corp., Class A(a)(b)(c)	449,736	22,972,515
Simply Good Foods Co. (The)(a)(b)(c)	5,688,436	207,684,798
		834,137,421
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,183,440	142,403,335
Northwest Natural Holding Co.(a)	2,069,327	108,681,054
South Jersey Industries Inc.(a)	7,588,570	196,771,620
		447,856,009
Health Care Equipment & Supplies — 3.3%
AngioDynamics Inc.(a)(b)(c)	2,576,159	69,891,194
Avanos Medical Inc.(a)(b)(c)	3,244,927	118,017,995
Cardiovascular Systems Inc.(a)(b)(c)	2,708,936	115,536,120
CONMED Corp.(a)	1,962,261	269,673,529
CryoLife Inc.(a)(b)(c)	2,637,178	74,895,855
Cutera Inc.(a)(b)(c)	1,196,526	58,665,670
Glaukos Corp.(a)(b)(c)	3,121,743	264,817,459
Heska Corp.(a)(b)(c)	668,017	153,463,545
Inogen Inc.(a)(b)	1,251,890	81,585,671
Integer Holdings Corp.(a)(b)(c)	2,225,853	209,675,353
Invacare Corp.(a)(b)	2,335,734	18,849,373
Lantheus Holdings Inc.(a)(b)(c)	4,544,357	125,606,028
LeMaitre Vascular Inc.(a)	1,145,691	69,910,065
Meridian Bioscience Inc.(a)(b)(c)	2,927,752	64,937,539
Merit Medical Systems Inc.(a)(b)(c)	3,323,782	214,915,744
Mesa Laboratories Inc.(a)(c)	327,973	88,936,438
Natus Medical Inc.(a)(b)(c)	2,298,664	59,719,291
OraSure Technologies Inc.(a)(b)(c)	4,841,832	49,096,177
Orthofix Medical Inc.(a)(b)(c)	1,319,271	52,915,960
Surmodics Inc.(a)(b)	925,344	50,199,912
Tactile Systems Technology Inc.(a)(b)(c)	1,323,812	68,838,224
Varex Imaging Corp.(a)(b)(c)	2,650,800	71,094,456
Zynex Inc.(b)(c)	1,322,408	20,536,996
		2,371,778,594

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 3.8%
Addus HomeCare Corp.(a)(b)(c)	1,020,257	$89,007,221
AMN Healthcare Services Inc.(a)(b)	3,187,501	309,123,847
Apollo Medical Holdings Inc.(b)(c)	884,241	55,539,177
Community Health Systems Inc.(a)(b)(c)	8,378,124	129,358,235
CorVel Corp.(b)	614,071	82,469,735
Covetrus Inc.(b)(c)	6,730,547	181,724,769
Cross Country Healthcare Inc.(a)(b)(c)	2,367,385	39,085,526
Ensign Group Inc. (The)(a)	3,485,726	302,107,872
Fulgent Genetics Inc.(b)(c)	1,195,185	110,231,913
Hanger Inc.(a)(b)(c)	2,588,646	65,440,971
Joint Corp. (The)(a)(b)(c)	890,924	74,766,342
Magellan Health Inc.(a)(b)(c)	1,559,989	146,950,964
MEDNAX Inc.(a)(b)(c)	5,816,170	175,357,525
ModivCare Inc.(a)(b)	838,554	142,612,879
Owens & Minor Inc.(a)(c)	5,072,583	214,722,438
Pennant Group Inc. (The)(a)(b)(c)	1,708,144	69,863,090
RadNet Inc.(b)(c)	2,484,582	83,705,568
Select Medical Holdings Corp.(a)	7,275,943	307,481,351
Tivity Health Inc.(a)(b)(c)	2,560,819	67,375,148
U.S. Physical Therapy Inc.(a)	870,561	100,871,903
		2,747,796,474
Health Care Technology — 1.2%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	9,511,051	176,049,554
Computer Programs & Systems Inc.(a)(c)	856,862	28,473,524
HealthStream Inc.(a)(b)(c)	1,696,438	47,398,478
NextGen Healthcare Inc.(a)(b)(c)	3,755,479	62,303,397
Omnicell Inc.(a)(b)(c)	2,913,171	441,199,748
Simulations Plus Inc.(a)(c)	1,029,621	56,536,489
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,524,121	76,206,050
		888,167,240
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.(a)(b)(c)	1,567,414	77,022,724
Bloomin’ Brands Inc.(a)(b)	5,452,684	147,985,844
Brinker International Inc.(a)(b)	3,087,674	190,972,637
Cheesecake Factory Inc. (The)(a)(b)	3,111,259	168,568,013
Chuy’s Holdings Inc.(a)(b)(c)	1,336,492	49,797,692
Dave & Buster’s Entertainment Inc.(a)(b)	3,225,276	130,946,206
Dine Brands Global Inc.(a)(b)	1,157,249	103,284,473
El Pollo Loco Holdings Inc.(b)(c)	1,286,111	23,522,970
Fiesta Restaurant Group Inc.(b)(c)	1,182,552	15,881,673
Monarch Casino & Resort Inc.(b)(c)	875,251	57,915,359
Red Robin Gourmet Burgers Inc.(a)(b)(c)	1,056,874	34,993,098
Ruth’s Hospitality Group Inc.(a)(b)	2,160,849	49,764,352
Shake Shack Inc., Class A(a)(b)(c)	2,452,950	262,514,709
		1,313,169,750
Household Durables — 2.4%
Cavco Industries Inc.(a)(b)	575,666	127,907,229
Century Communities Inc.(a)(c)	1,978,873	131,674,210
Ethan Allen Interiors Inc.(a)	1,478,609	40,809,608
Installed Building Products Inc.(a)	1,523,490	186,414,236
iRobot Corp.(a)(b)(c)	1,896,446	177,109,092
La-Z-Boy Inc.(a)	3,122,753	115,666,771
LGI Homes Inc.(a)(b)(c)	1,479,990	239,669,581
M/I Homes Inc.(a)(b)(c)	1,970,087	115,585,004
MDC Holdings Inc.(a)	3,747,059	189,601,185
Meritage Homes Corp.(a)(b)(c)	2,552,799	240,167,330
Tupperware Brands Corp.(a)(b)	3,336,965	79,252,919
Universal Electronics Inc.(a)(b)(c)	937,054	45,447,119
		1,689,304,284
Security	Shares	Value

Household Products — 0.6%
Central Garden & Pet Co.(a)(b)(c)	657,571	$34,805,233
Central Garden & Pet Co., Class A, NVS(b)(c)	2,677,703	129,333,055
WD-40 Co.(a)(c)	924,606	236,967,272
		401,105,560
Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	2,424,519	140,258,424

Insurance — 2.5%
Ambac Financial Group Inc.(b)	2,217,455	34,725,345
American Equity Investment Life Holding Co.(a)	5,778,789	186,770,461
AMERISAFE Inc.(a)	1,312,976	78,371,537
Assured Guaranty Ltd.	3,177,304	150,858,394
eHealth Inc.(a)(b)(c)	1,759,778	102,771,035
Employers Holdings Inc.(a)	1,739,258	74,440,242
Genworth Financial Inc., Class A(a)(b)(c)	27,295,388	106,452,013
HCI Group Inc.(a)	441,548	43,903,118
Horace Mann Educators Corp.(a)	2,602,421	97,382,594
James River Group Holdings Ltd.(a)	2,507,848	94,094,457
Palomar Holdings Inc.(a)(b)(c)	1,468,254	110,794,447
ProAssurance Corp.(a)	3,405,081	77,465,593
Safety Insurance Group Inc.(a)	930,726	72,857,231
Selectquote Inc.(b)	2,977,843	57,353,256
SiriusPoint Ltd.(b)(c)	5,133,914	51,698,514
Stewart Information Services Corp.(a)	1,664,317	94,350,131
Trupanion Inc.(a)(b)(c)	2,263,999	260,586,285
United Fire Group Inc.(a)	1,448,785	40,174,808
United Insurance Holdings Corp.	1,403,336	7,999,015
Universal Insurance Holdings Inc.(a)	1,895,849	26,314,384
		1,769,362,860
Interactive Media & Services — 0.1%
QuinStreet Inc.(a)(b)	3,327,340	61,821,977

Internet & Direct Marketing Retail — 0.7%
Liquidity Services Inc.(a)(b)(c)	1,824,759	46,440,116
PetMed Express Inc.(a)	1,367,168	43,544,301
Shutterstock Inc.	1,502,152	147,466,262
Stamps.com Inc.(a)(b)(c)	1,235,633	247,484,934
		484,935,613
IT Services — 1.5%
CSG Systems International Inc.(a)	2,217,130	104,604,193
EVERTEC Inc.(a)	4,043,015	176,477,605
ExlService Holdings Inc.(a)(b)	2,256,741	239,801,299
Perficient Inc.(a)(b)(c)	2,230,718	179,394,341
Sykes Enterprises Inc.(a)(b)	2,672,234	143,498,966
TTEC Holdings Inc.	1,232,645	127,073,373
Unisys Corp.(a)(b)(c)	4,520,664	114,418,006
		1,085,267,783
Leisure Products — 0.4%
Sturm Ruger & Co. Inc.(a)	1,186,939	106,800,771
Vista Outdoor Inc.(a)(b)(c)	3,894,990	180,260,137
		287,060,908
Life Sciences Tools & Services — 0.7%
Luminex Corp.(a)	2,967,826	109,215,997
NeoGenomics Inc.(a)(b)(c)	7,954,210	359,291,665
		468,507,662
Machinery — 5.5%
Alamo Group Inc.(a)	667,995	101,989,477
Albany International Corp., Class A(a)	2,072,285	184,972,159
Astec Industries Inc.(a)	1,534,473	96,579,731

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group Inc.(a)	3,143,241	$161,091,101
Chart Industries Inc.(a)(b)(c)	2,400,430	351,230,917
CIRCOR International Inc.(a)(b)(c)	1,358,473	44,286,220
Enerpac Tool Group Corp.(a)(c)	4,038,714	107,510,567
EnPro Industries Inc.(a)	1,389,415	134,981,667
ESCO Technologies Inc.(a)	1,756,479	164,775,295
Federal Signal Corp.(a)	4,083,303	164,271,280
Franklin Electric Co. Inc.(a)	2,602,079	209,779,609
Greenbrier Companies Inc. (The)(a)	2,215,730	96,561,513
Hillenbrand Inc.(a)	5,075,496	223,727,864
John Bean Technologies Corp.(a)(c)	2,141,539	305,426,292
Lindsay Corp.(a)	736,239	121,685,582
Lydall Inc.(b)(c)	1,151,358	69,680,186
Meritor Inc.(a)(b)	4,895,680	114,656,825
Mueller Industries Inc.(a)	3,853,303	166,886,553
Proto Labs Inc.(a)(b)(c)	1,869,106	171,583,931
SPX Corp.(a)(b)	3,054,640	186,577,411
SPX FLOW Inc.(a)	2,849,636	185,910,253
Standex International Corp.(a)	831,278	78,896,595
Tennant Co.(a)	1,255,311	100,236,583
Titan International Inc.(a)(b)	3,419,923	29,000,947
Wabash National Corp.(a)	3,499,563	55,993,008
Watts Water Technologies Inc., Class A(a)	1,858,058	271,109,243
		3,899,400,809
Marine — 0.3%
Matson Inc.(a)	2,931,913	187,642,432

Media — 0.8%
AMC Networks Inc., Class A(a)(b)(c)	2,072,821	138,464,443
EW Scripps Co. (The), Class A	3,884,794	79,210,950
Gannett Co. Inc.(a)(b)	9,151,591	50,242,234
Meredith Corp.(a)(b)	2,740,019	119,026,425
Scholastic Corp.	2,028,974	76,877,825
TechTarget Inc.(a)(b)(c)	1,595,967	123,671,483
		587,493,360
Metals & Mining — 1.4%
Allegheny Technologies Inc.(a)(b)(c)	8,586,371	179,025,835
Arconic Corp.(a)(b)(c)	6,605,304	235,280,929
Carpenter Technology Corp.(a)	3,239,771	130,303,590
Century Aluminum Co.(b)(c)	3,402,840	43,862,608
Haynes International Inc.(a)	855,888	30,281,317
Kaiser Aluminum Corp.(a)	1,069,768	132,105,650
Materion Corp.(a)	1,375,725	103,660,879
Olympic Steel Inc.(a)(c)	616,273	18,112,263
SunCoke Energy Inc.(a)	5,612,754	40,075,064
TimkenSteel Corp.(a)(b)(c)	2,575,002	36,436,278
Warrior Met Coal Inc.	2,470,246	42,488,231
		991,632,644
Mortgage Real Estate Investment — 1.4%
Apollo Commercial Real Estate Finance Inc.(a)	8,680,418	138,452,667
ARMOUR Residential REIT Inc.(a)	4,793,655	54,743,540
Capstead Mortgage Corp.(a)	6,516,422	40,010,831
Ellington Financial Inc.(a)	2,277,869	43,621,191
Granite Point Mortgage Trust Inc.(a)	3,707,944	54,692,174
Invesco Mortgage Capital Inc.(a)	19,159,680	74,722,752
KKR Real Estate Finance Trust Inc.	1,838,848	39,774,282
New York Mortgage Trust Inc.(a)	25,519,400	114,071,718
PennyMac Mortgage Investment Trust	6,592,367	138,835,249
Ready Capital Corp.(a)	3,899,742	61,888,906
Redwood Trust Inc.(a)	7,602,060	91,756,864
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Two Harbors Investment Corp.(a)	18,424,806	$139,291,534
		991,861,708
Multi-Utilities — 0.3%
Avista Corp.(a)	4,578,084	195,346,844
Unitil Corp.(a)	1,014,649	53,745,958
		249,092,802
Multiline Retail — 0.7%
Big Lots Inc.(a)	2,154,502	142,218,677
Macy’s Inc.(a)(b)	19,573,897	371,121,087
		513,339,764
Oil, Gas & Consumable Fuels — 3.0%
Bonanza Creek Energy Inc.(c)	1,275,288	60,027,806
Callon Petroleum Co.(a)(b)(c)	3,122,943	180,162,582
CONSOL Energy Inc.(a)(b)(c)	2,032,151	37,533,829
Dorian LPG Ltd.(b)	1,830,410	25,845,389
Green Plains Inc.(b)(c)	2,206,498	74,182,463
Laredo Petroleum Inc.(b)(c)	653,968	60,681,691
Matador Resources Co.(a)(c)	7,404,356	266,630,859
Par Pacific Holdings Inc.(b)(c)	2,473,995	41,612,596
PBF Energy Inc., Class A(a)(b)	6,489,893	99,295,363
PDC Energy Inc.(a)(c)	6,698,880	306,741,715
Penn Virginia Corp.(a)(b)(c)	1,031,427	24,351,991
Range Resources Corp.(a)(b)(c)	17,509,752	293,463,443
Renewable Energy Group Inc.(a)(b)(c)	3,217,249	200,563,303
REX American Resources Corp.(a)(b)(c)	355,659	32,073,329
SM Energy Co.(a)(c)	7,389,343	181,999,518
Southwestern Energy Co.(a)(b)(c)	43,837,209	248,556,975
Talos Energy Inc.(b)(c)	2,151,073	33,642,782
		2,167,365,634
Paper & Forest Products — 0.6%
Clearwater Paper Corp.(a)(b)(c)	1,126,789	32,643,077
Domtar Corp.(a)(b)	3,382,072	185,878,677
Glatfelter Corp.(a)	2,998,321	41,886,544
Mercer International Inc.	2,681,834	34,193,384
Neenah Inc.(a)	1,136,921	57,039,327
Schweitzer-Mauduit International Inc.(a)	2,120,223	85,614,605
		437,255,614
Personal Products — 0.9%
Edgewell Personal Care Co.(a)	3,666,538	160,961,018
elf Beauty Inc.(a)(b)(c)	2,607,855	70,777,185
Inter Parfums Inc.	1,203,254	86,634,288
Medifast Inc.(a)	793,292	224,485,770
USANA Health Sciences Inc.(b)	778,049	79,695,559
		622,553,820
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals Inc.(a)(b)(c)	2,474,009	49,876,021
ANI Pharmaceuticals Inc.(a)(b)(c)	653,594	22,908,470
Cara Therapeutics Inc.(a)(b)(c)	2,910,736	41,536,203
Collegium Pharmaceutical Inc.(a)(b)(c)	2,358,480	55,754,467
Corcept Therapeutics Inc.(a)(b)(c)	7,080,117	155,762,574
Endo International PLC(a)(b)(c)	15,607,600	73,043,568
Innoviva Inc.(a)(b)(c)	4,244,010	56,912,174
Pacira BioSciences Inc.(a)(b)(c)	2,971,741	180,325,244
Phibro Animal Health Corp., Class A(a)	1,376,731	39,759,991
Prestige Consumer Healthcare Inc.(a)(b)(c)	3,369,059	175,527,974
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,578,847	110,192,699
		961,599,385

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.4%
Exponent Inc.(a)	3,515,716	$313,637,024
Forrester Research Inc.(b)(c)	746,445	34,187,181
Heidrick & Struggles International Inc.(a)	1,313,756	58,527,830
Kelly Services Inc., Class A, NVS(b)	2,247,604	53,875,068
Korn Ferry(a)	3,642,791	264,284,487
ManTech International Corp./VA, Class A(a)	1,851,227	160,205,185
Resources Connection Inc.(a)	2,052,025	29,467,079
TrueBlue Inc.(a)(b)	2,392,546	67,254,468
		981,438,322
Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(b)(c)	1,626,492	63,221,744
RE/MAX Holdings Inc., Class A(a)	1,273,872	42,458,154
Realogy Holdings Corp.(a)(b)	7,844,633	142,929,213
St Joe Co. (The)(c)	2,106,586	93,974,802
		342,583,913
Road & Rail — 0.8%
ArcBest Corp.(a)(c)	1,712,302	99,638,853
Heartland Express Inc.	3,290,191	56,360,972
Marten Transport Ltd.	3,967,074	65,417,050
Saia Inc.(a)(b)(c)	1,776,224	372,101,166
		593,518,041
Semiconductors & Semiconductor Equipment — 3.4%
Axcelis Technologies Inc.(a)(b)(c)	2,266,326	91,604,897
CEVA Inc.(a)(b)	1,539,902	72,837,365
Cohu Inc.(a)(b)	3,266,632	120,179,391
Diodes Inc.(a)(b)(c)	2,857,345	227,930,411
DSP Group Inc.(a)(b)(c)	1,489,195	22,040,086
FormFactor Inc.(a)(b)	5,239,651	191,037,675
Ichor Holdings Ltd.(a)(b)(c)	1,895,365	101,970,637
Kulicke & Soffa Industries Inc.(a)(c)	4,185,567	256,156,700
MaxLinear Inc.(a)(b)(c)	4,630,179	196,736,306
Onto Innovation Inc.(a)(b)(c)	3,307,749	241,597,987
PDF Solutions Inc.(a)(b)(c)	1,984,979	36,086,918
Photronics Inc.(a)(b)(c)	4,278,569	56,519,897
Power Integrations Inc.(a)	4,091,187	335,722,805
Rambus Inc.(a)(b)(c)	7,588,762	179,929,547
SMART Global Holdings Inc.(b)(c)	918,972	43,816,585
Ultra Clean Holdings Inc.(a)(b)(c)	2,954,327	158,706,446
Veeco Instruments Inc.(a)(b)(c)	3,374,170	81,115,047
		2,413,988,700
Software — 3.1%
8x8 Inc.(a)(b)(c)	7,417,852	205,919,572
Agilysys Inc.(a)(b)(c)	1,379,477	78,450,857
Alarm.com Holdings Inc.(a)(b)(c)	3,054,123	258,684,218
BM Technologies Inc.(c)	285,618	3,367,538
Bottomline Technologies DE Inc.(a)(b)(c)	2,652,898	98,369,458
Ebix Inc.(a)(c)	1,587,207	53,806,317
InterDigital Inc.(a)	2,075,579	151,579,534
LivePerson Inc.(a)(b)(c)	4,325,405	273,538,612
MicroStrategy Inc., Class A(a)(b)(c)	524,883	348,784,754
OneSpan Inc.(a)(b)(c)	2,286,360	58,393,634
Progress Software Corp.(a)	2,968,017	137,270,786
SPS Commerce Inc.(a)(b)(c)	2,418,964	241,533,555
Vonage Holdings Corp.(b)(c)	11,540,931	166,304,816
Xperi Holding Corp.(a)	6,654,498	147,996,036
		2,223,999,687
Specialty Retail — 5.8%
Aaron’s Co. Inc. (The)(a)	2,304,772	73,729,656
Abercrombie & Fitch Co., Class A(a)(b)	4,177,548	193,963,554
Security	Shares	Value

Specialty Retail (continued)
America’s Car-Mart Inc./TX(a)(b)(c)	415,646	$58,905,351
Asbury Automotive Group Inc.(a)(b)(c)	1,305,409	223,707,940
Barnes & Noble Education Inc.(b)(c)	2,153,346	15,525,625
Bed Bath & Beyond Inc.(a)(b)(c)	7,192,414	239,435,462
Boot Barn Holdings Inc.(a)(b)(c)	1,970,042	165,582,030
Buckle Inc. (The)(c)	1,944,618	96,744,746
Caleres Inc.(a)	2,572,311	70,198,367
Cato Corp. (The), Class A(a)	1,309,506	22,091,366
Chico’s FAS Inc.(a)(b)	8,286,483	54,525,058
Children’s Place Inc. (The)(a)(b)(c)	989,848	92,115,255
Conn’s Inc.(b)(c)	1,307,884	33,351,042
Designer Brands Inc. , Class A(a)(b)	3,992,822	66,081,204
GameStop Corp., Class A(b)(c)	3,744,263	801,796,479
Genesco Inc.(a)(b)(c)	959,068	61,073,450
Group 1 Automotive Inc.(a)	1,152,465	177,975,170
Guess? Inc.	2,589,395	68,360,028
Haverty Furniture Companies Inc.(a)	1,133,213	48,456,188
Hibbett Inc.(a)(b)(c)	1,093,174	97,981,186
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,961,865	41,395,352
MarineMax Inc.(a)(b)(c)	1,495,426	72,887,063
Monro Inc.(a)	2,260,815	143,584,361
ODP Corp. (The)(a)(b)	3,610,219	173,326,614
Rent-A-Center Inc./TX(a)(c)	4,028,352	213,784,641
Sally Beauty Holdings Inc.(a)(b)(c)	7,618,796	168,146,828
Shoe Carnival Inc.(c)	583,814	41,795,244
Signet Jewelers Ltd.(a)(b)	3,531,963	285,347,291
Sleep Number Corp.(a)(b)(c)	1,650,110	181,429,594
Sonic Automotive Inc., Class A(a)(c)	1,576,577	70,536,055
Zumiez Inc.(a)(b)(c)	1,417,367	69,436,809
		4,123,269,009
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)(c)	8,431,793	337,018,766
Diebold Nixdorf Inc.(a)(b)(c)	5,280,493	67,801,530
		404,820,296
Textiles, Apparel & Luxury Goods — 1.3%
Fossil Group Inc.(a)(b)(c)	3,178,584	45,390,180
G-III Apparel Group Ltd.(a)(b)(c)	2,938,961	96,574,259
Kontoor Brands Inc.(a)	3,189,937	179,944,346
Movado Group Inc.(a)	1,125,439	35,417,565
Oxford Industries Inc.(a)	1,139,773	112,655,163
Steven Madden Ltd.(a)	5,191,237	227,168,531
Unifi Inc.(a)(b)	1,015,808	24,745,083
Vera Bradley Inc.(b)	1,496,489	18,541,499
Wolverine World Wide Inc.(a)	5,590,924	188,078,683
		928,515,309
Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)(b)(c)	3,467,673	160,865,350
Capitol Federal Financial Inc.(a)	8,532,333	100,510,883
Flagstar Bancorp. Inc.(a)	3,194,539	135,033,163
HomeStreet Inc.(a)	1,359,278	55,376,986
Meta Financial Group Inc.(a)(c)	2,079,739	105,297,186
Mr Cooper Group Inc.(b)(c)	4,187,001	138,422,253
NMI Holdings Inc., Class A(a)(b)(c)	5,778,117	129,892,070
Northfield Bancorp. Inc.(a)	3,106,732	50,950,405
Northwest Bancshares Inc.(a)	7,912,504	107,926,555
Provident Financial Services Inc.(a)	4,878,792	111,675,549
TrustCo Bank Corp. NY(a)	1,208,110	41,534,822
Walker & Dunlop Inc.(a)	1,992,064	207,931,640

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.(a)	2,759,555	$128,567,667
		1,473,984,529
Tobacco — 0.3%
Universal Corp./VA(a)	1,654,790	94,273,386
Vector Group Ltd.(a)	8,632,425	122,062,490
		216,335,876
Trading Companies & Distributors — 1.0%
Applied Industrial Technologies Inc.(a)	2,621,046	238,672,449
Boise Cascade Co.(a)	2,654,889	154,912,773
DXP Enterprises Inc./TX(a)(b)(c)	1,194,491	39,776,550
GMS Inc.(a)(b)(c)	2,890,049	139,126,959
NOW Inc.(a)(b)(c)	7,436,747	70,574,729
Veritiv Corp.(a)(b)(c)	825,963	50,730,648
		693,794,108
Water Utilities — 0.5%
American States Water Co.(a)	2,491,673	198,237,504
California Water Service Group(a)	3,431,429	190,581,567
		388,819,071
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.(a)	3,368,682	163,414,764
Spok Holdings Inc.(a)	1,209,180	11,632,311
		175,047,075
Total Common Stocks — 98.5%
(Cost: $51,843,641,231)		70,451,404,953

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(b)	19,923	199,230

Total Warrants — 0.0%
(Cost: $0)		199,230
Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(a)(d)(e)	3,191,746,537	$3,193,661,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	970,800,000	970,800,000
		4,164,461,585
Total Short-Term Investments — 5.8%
(Cost: $4,162,684,788)		4,164,461,585

Total Investments in Securities — 104.3%
(Cost: $56,006,326,019)		74,616,065,768

Other Assets, Less Liabilities — (4.3)%		(3,110,071,820)

Net Assets — 100.0%		$71,505,993,948

(a)	Affiliate of the Fund.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds

3D Systems Corp.	$227,056,862	$11,375,035	$(6,967,108)	$3,807,292	$101,746,685	$337,018,766	8,431,793	$—	$—
8x8 Inc.	232,414,012	13,053,195	(6,755,624)	3,259,143	(36,051,154)	205,919,572	7,417,852	—	—
AAON Inc.	190,318,614	8,813,528	(6,107,952)	3,075,266	(23,303,675)	172,795,781	2,760,757	520,489	—
AAR Corp.	92,277,366	4,126,747	(3,076,414)	861,362	(7,348,994)	86,840,067	2,241,034	—	—
Aaron’s Co. Inc. (The)	58,232,867	3,894,355	(2,594,264)	679,476	13,517,222	73,729,656	2,304,772	231,999	—
Abercrombie & Fitch Co., Class A	142,627,013	8,325,202	(7,453,133)	2,886,584	47,577,888	193,963,554	4,177,548	—	—
ABM Industries Inc.	228,069,485	11,756,535	(8,771,688)	2,269,768	(32,478,118)	200,845,982	4,528,658	860,105	—
Acadia Realty Trust	104,233,586	7,062,361	(408,691)	(197,336)	16,834,062	127,523,982	5,807,103	871,065	—
Addus HomeCare Corp.	104,758,808	4,968,773	(3,240,999)	577,744	(18,057,105)	89,007,221	1,020,257	—	—
ADTRAN Inc.	53,742,460	2,898,521	(1,988,957)	718,110	12,089,141	67,459,275	3,266,793	289,450	—
Advanced Energy Industries Inc.	278,699,438	13,511,054	(9,839,671)	5,488,101	4,192,638	292,051,560	2,591,177	256,240	—
AdvanSix Inc.	50,090,400	2,657,135	(1,844,668)	716,585	4,877,191	56,496,643	1,892,051	—	—
Aegion Corp.(a)	58,714,544	868,974	(62,132,617)	17,761,221	(15,212,122)	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Aerojet Rocketdyne Holdings Inc.	$225,691,873	$18,869,836	$(8,302,637)	$3,857,779	$2,477,429	$242,594,280	5,023,696	$—	$—
Aerovironment Inc.	173,727,081	8,164,210	(6,194,355)	3,072,696	(27,080,840)	151,688,792	1,514,616	—	—
Agilysys Inc.	64,951,988	3,290,271	(1,957,352)	1,550,567	10,615,383	78,450,857	1,379,477	—	—
Agree Realty Corp.	284,765,321	36,555,135	(10,466,666)	2,711,078	10,411,401	323,976,269	4,596,060	2,834,642	—
Alamo Group Inc.	102,876,929	5,138,043	(3,728,346)	1,754,285	(4,051,434)	101,989,477	667,995	92,008	—
Alarm.com Holdings Inc.	259,809,704	13,274,427	(9,520,684)	3,561,914	(8,441,143)	258,684,218	3,054,123	—	—
Albany International Corp., Class A	170,803,325	8,859,556	(6,578,525)	2,744,451	9,143,352	184,972,159	2,072,285	413,142	—
Alexander & Baldwin Inc.	81,112,742	4,231,283	(3,129,964)	645,784	6,671,717	89,531,562	4,887,094	780,020	—
Allegheny Technologies Inc.	178,034,775	10,298,493	(6,998,733)	2,944,661	(5,253,361)	179,025,835	8,586,371	—	—
Allegiance Bancshares Inc.	50,138,291	—	—	—	(2,597,198)	47,541,093	1,236,761	148,411	—
Allegiant Travel Co.	213,636,213	32,423,654	(8,164,083)	2,207,008	(49,330,564)	190,772,228	983,362	—	—
Allscripts Healthcare Solutions Inc.	140,073,043	7,963,186	(4,759,668)	2,512,835	30,260,158	176,049,554	9,511,051	—	—
AMC Networks Inc., Class A.	106,156,533	8,210,014	(3,858,268)	1,047,967	26,908,197	138,464,443	2,072,821	—	—
American Assets Trust Inc.	108,473,164	6,255,772	(4,710,074)	260,068	15,964,538	126,243,468	3,385,451	951,119	—
American Axle & Manufacturing Holdings Inc.	73,028,576	3,838,523	(2,323,936)	363,525	4,665,054	79,571,742	7,688,091	—	—
American Equity Investment Life Holding Co.	179,893,753	3,843,726	(1,571,409)	(178,434)	4,782,825	186,770,461	5,778,789	—	—
American Public Education Inc.	44,164,667	1,725,917	(1,084,593)	244,671	(9,268,776)	35,781,886	1,262,593	—	—
American States Water Co.	185,981,265	9,563,814	(6,999,881)	2,728,334	6,963,972	198,237,504	2,491,673	826,597	—
American Vanguard Corp.	36,329,922	1,872,870	(960,712)	249,063	(5,380,324)	32,110,819	1,833,856	36,692	—
American Woodmark Corp.	111,651,511	5,401,769	(4,018,626)	747,360	(20,035,877)	93,746,137	1,147,584	—	—
America’s Car-Mart Inc./TX	62,431,322	2,959,826	(1,972,568)	562,098	(5,075,327)	58,905,351	415,646	—	—
Ameris Bancorp.	231,575,664	4,638,428	—	—	(8,761,602)	227,452,490	4,492,445	673,867	—
AMERISAFE Inc.	82,552,640	3,762,399	(2,301,728)	1,156,162	(6,797,936)	78,371,537	1,312,976	380,673	—
AMN Healthcare Services Inc.	231,770,949	14,244,414	(10,102,142)	4,732,508	68,478,118	309,123,847	3,187,501	—	—
Amphastar Pharmaceuticals Inc.	44,863,701	2,000,413	(1,494,798)	51,008	4,455,697	49,876,021	2,474,009	—	—
Andersons Inc. (The)	56,402,554	3,568,087	(1,832,982)	560,351	5,925,299	64,623,309	2,116,715	—	—
AngioDynamics Inc.	59,182,765	2,866,570	(1,750,039)	914,073	8,677,825	69,891,194	2,576,159	—	—
ANI Pharmaceuticals Inc.	23,513,371	850,777	(740,593)	(59,967)	(655,118)	22,908,470	653,594	—	—
Anika Therapeutics Inc.	39,165,049	1,723,653	(1,135,660)	193,541	2,149,565	42,096,148	972,422	—	—
Apogee Enterprises Inc.	70,944,910	2,960,994	(2,629,492)	384,738	(675,806)	70,985,344	1,742,827	346,028	—
Apollo Commercial Real Estate Finance Inc.	119,741,871	6,676,526	(4,946,530)	938,293	16,042,507	138,452,667	8,680,418	3,036,946	—
Applied Industrial Technologies Inc.	235,541,068	12,680,687	(8,820,110)	3,284,616	(4,013,812)	238,672,449	2,621,046	854,429	—
Applied Optoelectronics Inc.	13,771,018	537,737	(374,809)	10,200	174,505	14,118,651	1,666,901	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
ArcBest Corp.	$119,067,236	$6,185,558		$(4,277,548)	$1,682,275	$(23,018,668)	$99,638,853	1,712,302	$135,652		$—
Archrock Inc.	81,271,297	3,756,925		(2,391,172)	490,821	(5,529,745)	77,598,126	8,709,105	1,237,975		—
Arconic Corp.	165,672,060	11,800,477		(8,428,924)	4,077,585	62,159,731	235,280,929	6,605,304	—		—
Arcosa Inc.	209,019,091	9,665,591		(7,057,680)	2,808,622	(23,424,598)	191,011,026	3,251,805	160,333		—
Arlo Technologies Inc.	33,527,469	1,812,101		(983,098)	452,819	2,174,217	36,983,508	5,462,852	—		—
Armada Hoffler Properties Inc.	49,562,770	3,205,151		(1,494,724)	357,491	2,551,712	54,182,400	4,076,930	652,051		—
ARMOUR Residential REIT Inc.	53,066,279	6,532,435		(1,499,802)	(62,046)	(3,293,326)	54,743,540	4,793,655	1,311,788		—
Asbury Automotive Group Inc.	253,162,543	13,106,711		(9,540,258)	4,757,863	(37,778,919)	223,707,940	1,305,409	—		—
Astec Industries Inc.	113,618,646	5,348,491		(3,509,359)	1,396,173	(20,274,220)	96,579,731	1,534,473	165,375		—
Atlas Air Worldwide Holdings Inc.	110,157,340	6,504,401		(3,851,316)	1,471,429	12,279,126	126,560,980	1,858,185	—		—
Avanos Medical Inc.	—	131,810,443		(2,057,562)	(9,992)	(11,724,894)	118,017,995	3,244,927	—		—
Avista Corp.	220,450,147	427,086		(2,251,676)	177,362	(23,456,075)	195,346,844	4,578,084	1,934,240		—
Axcelis Technologies Inc.	92,487,714	4,298,725		(3,683,796)	1,192,488	(2,690,234)	91,604,897	2,266,326	—		—
Axos Financial Inc.	160,687,184	3,753,117		(1,390,679)	(37,558)	(2,146,714)	160,865,350	3,467,673	—		—
AZZ Inc.	85,214,857	4,212,875		(4,359,653)	591,783	1,707,341	87,367,203	1,687,277	285,950		—
B&G Foods Inc.	134,036,728	6,707,156		(5,176,581)	949,862	6,738,639	143,255,804	4,367,555	2,073,769		—
Badger Meter Inc.	180,801,970	9,098,783		(6,542,828)	3,271,346	6,609,336	193,238,607	1,969,411	351,901		—
Balchem Corp.	270,776,744	14,231,242		(10,341,299)	3,824,584	8,682,113	287,173,384	2,187,821	—		—
Banc of California Inc.	53,563,266	2,087,333		(1,475,583)	407,895	(2,023,705)	52,559,206	2,996,534	179,451		—
Bancorp. Inc. (The)	—	80,606,084		—	—	(3,792,031)	76,814,053	3,338,290	—		—
BankUnited Inc.	252,353,165	6,520,567		—	—	(7,763,553)	251,110,179	5,882,178	1,320,620		—
Banner Corp.	111,680,273	987,949		—	—	1,781,990	114,450,212	2,111,238	858,596		—
Barnes Group Inc.	153,866,088	8,057,610		(5,971,856)	954,021	4,185,238	161,091,101	3,143,241	499,063		—
Bed Bath & Beyond Inc.	235,518,766	11,462,988		(35,758,333)	8,598,284	19,613,757	239,435,462	7,192,414	—		—
Benchmark Electronics Inc.	74,949,214	3,428,826		(3,441,978)	465,910	(6,497,352)	68,904,620	2,421,104	399,325		—
Berkshire Hills Bancorp. Inc.	70,113,749	5,739,087		—	—	15,996,758	91,849,594	3,350,952	402,114		—
Big Lots Inc.	153,740,090	7,301,084		(13,454,967)	2,202,916	(7,570,446)	142,218,677	2,154,502	685,578		—
BJ’s Restaurants Inc.	89,865,442	3,962,715		(2,888,453)	1,426,601	(15,343,581)	77,022,724	1,567,414	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,960,673,133	232,995,410	(b)	—	(35,644)	28,686	3,193,661,585	3,191,746,537	1,729,541	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	849,990,000	120,810,000	(b)	—	—	—	970,800,000	970,800,000	26,853		—
Bloomin’ Brands Inc.	144,746,471	7,550,713		(4,572,088)	1,829,916	(1,569,168)	147,985,844	5,452,684	—		—
Blucora Inc.	53,626,743	1,772,304		(1,474,678)	302,572	1,868,174	56,095,115	3,240,619	—		—
Boise Cascade Co.	156,338,781	8,711,744		(5,818,927)	2,601,692	(6,920,517)	154,912,773	2,654,889	263,052		—
Boot Barn Holdings Inc.	120,596,643	7,026,269		(4,317,855)	2,350,708	39,926,265	165,582,030	1,970,042	—		—
Boston Private Financial Holdings Inc.	67,642,583	1,239,445		—	—	7,257,074	76,139,102	5,161,973	304,696		—
Bottomline Technologies DE Inc.	117,211,347	6,099,387		(3,823,673)	1,020,173	(22,137,776)	98,369,458	2,652,898	—		—
Brandywine Realty Trust	146,834,970	7,846,881		(5,649,004)	697,629	8,270,460	158,000,936	11,524,503	2,159,811		—
BrightSphere Investment Group Inc.	80,981,540	4,062,707		(3,150,031)	1,402,058	10,761,095	94,057,369	4,014,399	40,298		—
Brinker International Inc.	214,629,411	9,171,788		(5,128,190)	1,720,888	(29,421,260)	190,972,637	3,087,674	—		—
Bristow Group Inc.	40,152,484	1,761,462		(1,417,292)	65,358	(524,004)	40,038,008	1,563,374	—		—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Brookline Bancorp. Inc.	$73,107,615	$—	$—	$—	$(243,692)	$72,863,923	4,873,841	$584,861	$—
Cadence Bancorp	160,203,119	1,613,761	—	—	1,034,550	162,851,430	7,799,398	1,159,212	—
CalAmp Corp.	25,666,055	1,294,457	(1,077,775)	119,822	4,238,414	30,240,973	2,377,435	—	—
Calavo Growers Inc.	86,195,384	3,793,874	(2,848,456)	383,463	(16,298,405)	71,225,860	1,123,082	—	—
Caleres Inc.	55,052,652	3,036,240	(1,754,946)	981,257	12,883,164	70,198,367	2,572,311	179,564	—
California Water Service Group	188,973,938	10,876,437	(6,476,640)	2,957,308	(5,749,476)	190,581,567	3,431,429	772,193	—
Callon Petroleum Co.	118,532,653	6,645,701	(4,760,057)	1,467,264	58,277,021	180,162,582	3,122,943	—	—
Cal-Maine Foods Inc.	95,893,054	4,512,999	(3,387,591)	(106,388)	(5,381,993)	91,530,081	2,527,757	84,264	—
Capitol Federal Financial Inc.	110,890,425	2,091,991	—	—	(12,471,533)	100,510,883	8,532,333	4,124,574	—
Capstead Mortgage Corp.	40,358,862	1,277,340	(1,013,461)	(373,789)	(238,121)	40,010,831	6,516,422	977,463	—
Cara Therapeutics Inc.	—	77,726,902	(1,349,140)	54,515	(34,896,074)	41,536,203	2,910,736	—	—
Cardiovascular Systems Inc.	102,661,676	5,349,053	(4,221,938)	123,854	11,623,475	115,536,120	2,708,936	—	—
Cardtronics PLC, Class A(a)	93,625,525	3,724,988	(97,834,896)	17,929,485	(17,445,103)	—	—	—	—
CareTrust REIT Inc.	142,840,994	2,018,375	—	—	(310,810)	144,548,559	6,222,495	1,648,961	—
Carpenter Technology Corp.	131,657,656	6,868,035	(4,951,111)	1,543,319	(4,814,309)	130,303,590	3,239,771	637,680	—
Cato Corp. (The), Class A	15,959,136	654,091	(971,818)	(53,428)	6,503,385	22,091,366	1,309,506	146,607	—
Cavco Industries Inc.	128,482,639	6,459,586	(5,144,613)	1,873,197	(3,763,580)	127,907,229	575,666	—	—
Centerspace	58,783,824	2,521,775	(1,756,836)	163,828	9,320,412	69,033,003	874,943	612,219	—
Central Garden & Pet Co.	37,770,079	1,602,359	(1,249,706)	730,279	(4,047,778)	34,805,233	657,571	—	—
Central Pacific Financial Corp.	40,653,703	1,516,989	—	—	(1,042,201)	41,128,491	1,578,223	378,774	—
Century Communities Inc.	116,608,875	7,790,504	(4,314,794)	2,225,705	9,363,920	131,674,210	1,978,873	292,136	—
CEVA Inc.	85,448,059	3,360,790	(2,640,074)	917,180	(14,248,590)	72,837,365	1,539,902	—	—
Chart Industries Inc.	337,280,531	18,597,328	(13,541,508)	6,712,122	2,182,444	351,230,917	2,400,430	—	—
Chatham Lodging Trust	41,422,561	3,006,139	(1,182,116)	442,901	(1,392,153)	42,297,332	3,286,506	—	—
Cheesecake Factory Inc. (The)	164,425,914	21,418,321	(4,942,326)	2,691,116	(15,025,012)	168,568,013	3,111,259	—	—
Chefs’ Warehouse Inc. (The)	65,162,408	4,057,269	(2,071,332)	993,278	1,993,235	70,134,858	2,203,420	—	—
Chesapeake Utilities Corp.	135,123,620	6,934,148	(4,644,542)	1,118,926	3,871,183	142,403,335	1,183,440	566,507	—
Chico’s FAS Inc.	26,485,809	2,447,360	(934,353)	597,457	25,928,785	54,525,058	8,286,483	—	—
Children’s Place Inc. (The)	67,841,798	3,975,626	(2,394,327)	1,058,677	21,633,481	92,115,255	989,848	—	—
Chuy’s Holdings Inc.	58,152,050	2,562,183	(1,570,473)	823,222	(10,169,290)	49,797,692	1,336,492	—	—
Cincinnati Bell Inc.	46,894,465	1,761,680	—	—	217,514	48,873,659	3,169,498	—	—
CIRCOR International Inc.	46,626,034	2,042,140	(1,296,656)	135,860	(3,221,158)	44,286,220	1,358,473	—	—
City Holding Co.	80,745,483	249,094	—	—	(6,469,658)	74,524,919	990,496	572,663	—
Clearwater Paper Corp.	41,718,586	1,476,104	(994,935)	338,007	(9,894,685)	32,643,077	1,126,789	—	—
Cogent Communications Holdings Inc.	194,072,143	11,077,049	(8,657,633)	2,812,295	20,111,372	219,415,226	2,853,625	2,206,320	—
Coherus Biosciences Inc.	62,569,677	4,845,285	(1,730,509)	181	(3,363,445)	62,321,189	4,506,232	—	—
Cohu Inc.	131,608,431	8,556,433	(4,433,870)	2,137,323	(17,688,926)	120,179,391	3,266,632	—	—
Collegium Pharmaceutical Inc.	55,011,184	2,367,595	(1,505,498)	3,220	(122,034)	55,754,467	2,358,480	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Columbia Banking System Inc.	$193,475,694	$573,012	$—	$—	$(20,398,412)	$173,650,294	4,503,379	$1,257,210	$—
Comfort Systems USA Inc.	180,336,567	10,022,668	(6,843,985)	3,451,619	6,012,848	192,979,717	2,449,292	277,973	—
Community Bank System Inc.	256,597,789	8,757,771	—	—	(3,995,931)	261,359,629	3,454,853	1,451,038	—
Community Health Systems Inc.	109,739,393	7,534,805	(3,529,327)	2,258,034	13,355,330	129,358,235	8,378,124	—	—
Community Healthcare Trust Inc.	69,458,011	4,438,088	(2,389,602)	843,759	1,123,804	73,474,060	1,548,126	646,764	—
Computer Programs & Systems Inc.	26,097,210	893,043	(751,868)	125,515	2,109,624	28,473,524	856,862	—	—
Comtech Telecommunications Corp.	43,114,192	1,965,817	(1,485,003)	425,586	(1,562,484)	42,458,108	1,757,372	173,436	—
CONMED Corp.	251,932,139	13,907,848	(9,247,085)	5,005,921	8,074,706	269,673,529	1,962,261	391,414	—
CONSOL Energy Inc.	19,630,706	1,236,452	(910,862)	58,521	17,519,012	37,533,829	2,032,151	—	—
Consolidated Communications Holdings Inc.	35,129,052	1,749,765	(1,069,869)	410,459	7,249,578	43,468,985	4,945,277	—	—
Cooper Tire & Rubber Co.(a)	188,197,706	7,804,915	(210,583,669)	103,597,803	(89,016,755)	—	—	354,251	—
Cooper-Standard Holdings Inc.	41,087,581	1,440,744	(988,367)	210,576	(8,498,206)	33,252,328	1,146,632	—	—
Corcept Therapeutics Inc.	167,332,532	7,836,291	(6,916,251)	1,179,757	(13,669,755)	155,762,574	7,080,117	—	—
Core Laboratories NV	85,629,665	9,586,052	(3,338,607)	1,150,232	28,627,452	121,654,794	3,123,358	29,574	—
CoreCivic Inc.	72,246,648	3,192,207	(2,046,267)	475,730	11,131,990	85,000,308	8,118,463	—	—
Core-Mark Holding Co. Inc.	116,595,449	6,508,504	(4,933,849)	1,411,124	17,534,220	137,115,448	3,046,333	391,854	—
Crocs Inc.(a)	350,913,246	12,850,371	(461,974,665)	354,207,564	(255,996,516)	—	—	—	—
Cross Country Healthcare Inc.	29,471,891	1,550,973	(1,353,395)	549,578	8,866,479	39,085,526	2,367,385	—	—
CryoLife Inc.	58,602,326	3,551,582	(2,245,175)	666,636	14,320,486	74,895,855	2,637,178	—	—
CSG Systems International Inc.	97,620,847	5,146,993	(3,261,844)	694,824	4,403,373	104,604,193	2,217,130	551,433	—
CTS Corp.	66,969,802	3,677,048	(2,596,897)	885,858	12,204,498	81,140,309	2,183,539	87,782	—
Cubic Corp.(a)	157,826,659	3,867,017	(162,604,947)	36,715,655	(35,804,384)	—	—	—	—
Customers Bancorp. Inc.	59,848,106	3,041,095	—	—	13,932,367	76,821,568	1,970,289	—	—
Cutera Inc.	35,300,396	2,087,647	(1,159,940)	718,219	21,719,348	58,665,670	1,196,526	—	—
CVB Financial Corp.	183,400,966	3,591,832	—	—	(12,735,860)	174,256,938	8,463,183	1,523,373	—
Cytokinetics Inc.	110,368,584	5,282,905	(3,495,842)	2,052,568	(18,711,689)	95,496,526	4,825,494	—	—
Daktronics Inc.	15,616,363	531,952	(452,386)	130,310	664,116	16,490,355	2,502,330	—	—
Dave & Buster’s Entertainment Inc.	152,109,563	6,809,154	(4,694,893)	2,322,345	(25,599,963)	130,946,206	3,225,276	—	—
Deluxe Corp.	117,486,489	6,392,557	(4,076,564)	1,320,202	14,959,237	136,081,921	2,848,690	842,929	—
Designer Brands Inc., Class A.	68,207,635	3,386,109	(2,092,669)	1,208,316	(4,628,187)	66,081,204	3,992,822	—	—
DiamondRock Hospitality Co.	142,100,747	5,032,449	(1,398,988)	(268,892)	(8,241,211)	137,224,105	14,146,815	—	—
Diebold Nixdorf Inc.	73,710,332	3,332,477	(2,452,947)	1,156,730	(7,945,062)	67,801,530	5,280,493	—	—
Digi International Inc.	42,013,666	2,859,505	(1,165,110)	503,221	2,049,340	46,260,622	2,300,379	—	—
Dime Community Bancshares Inc.	70,475,156	4,157,435	(2,611,835)	680,228	7,453,500	80,154,484	2,384,131	558,797	—
Dine Brands Global Inc.	99,848,312	7,844,543	(3,559,158)	1,069,553	(1,918,777)	103,284,473	1,157,249	—	—
Diodes Inc.	223,876,550	11,222,785	(7,246,688)	4,041,507	(3,963,743)	227,930,411	2,857,345	—	—
Diversified Healthcare Trust	75,996,790	2,835,089	(2,230,076)	60,457	(9,433,623)	67,228,637	16,083,406	158,073	—
DMC Global Inc.	55,716,447	14,739,291	(1,795,784)	553,123	1,716,579	70,929,656	1,261,869	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Domtar Corp.	$—	$148,868,500	$(20,780,504)	$4,123,590	$53,667,091	$185,878,677	3,382,072	$—	$—
Donnelley Financial Solutions Inc.	54,976,940	2,731,852	(1,639,969)	1,061,921	9,236,810	66,367,554	2,011,138	—	—
Dorman Products Inc.	195,919,848	9,958,406	(8,058,195)	2,699,118	(702,820)	199,816,357	1,927,427	—	—
Dril-Quip Inc.	78,472,412	4,009,219	(2,954,161)	3,422	1,314,959	80,845,851	2,389,768	—	—
DSP Group Inc.	21,123,901	926,304	(799,888)	134,920	654,849	22,040,086	1,489,195	—	—
DXP Enterprises Inc./TX	32,979,219	3,922,236	(950,968)	274,307	3,551,756	39,776,550	1,194,491	—	—
Eagle Bancorp. Inc.	107,742,162	420,993	—	—	5,815,575	113,978,730	2,032,431	506,212	—
Eagle Pharmaceuticals Inc./DE	32,325,501	1,386,880	(905,753)	58,133	815,886	33,680,647	786,931	—	—
Easterly Government Properties Inc.	109,680,067	3,670,875	(3,129,600)	291,726	1,566,151	112,079,219	5,316,851	1,371,488	—
Ebix Inc.	50,462,144	1,973,613	(1,697,729)	81,595	2,986,694	53,806,317	1,587,207	118,113	—
Echo Global Logistics Inc.	55,528,357	1,291,443	(396,990)	20,239	(1,328,872)	55,114,177	1,792,914	—	—
Edgewell Personal Care Co.	143,193,323	7,791,185	(5,464,109)	237,103	15,203,516	160,961,018	3,666,538	550,565	—
eHealth Inc.	125,650,603	5,556,699	(3,507,383)	2,152,690	(27,081,574)	102,771,035	1,759,778	—	—
elf Beauty Inc.	68,727,165	3,508,261	(2,215,499)	318,500	438,758	70,777,185	2,607,855	—	—
Ellington Financial Inc.	—	42,861,472	—	—	759,719	43,621,191	2,277,869	677,790	—
Employers Holdings Inc.	72,831,899	1,999,151	—	—	(390,808)	74,440,242	1,739,258	422,851	—
Enanta Pharmaceuticals Inc.	59,133,299	2,576,164	(1,942,581)	(2,948)	(6,409,423)	53,354,511	1,212,327	—	—
Encore Capital Group Inc.	84,146,154	4,174,399	(4,179,059)	735,746	14,245,722	99,122,962	2,091,643	—	—
Encore Wire Corp.	92,492,184	5,064,034	(3,783,352)	1,330,982	10,378,400	105,482,248	1,391,770	—	—
Endo International PLC	113,398,112	3,241,519	(1,323,702)	(324,450)	(41,947,911)	73,043,568	15,607,600	—	—
Enerpac Tool Group Corp.	104,181,448	4,846,505	(3,466,307)	662,374	1,286,547	107,510,567	4,038,714	—	—
Enova International Inc.	85,912,975	4,821,115	(2,717,406)	1,450,240	(4,662,523)	84,804,401	2,478,936	—	—
EnPro Industries Inc.	116,862,535	6,601,982	(4,780,643)	1,357,569	14,940,224	134,981,667	1,389,415	372,792	—
Ensign Group Inc. (The)	321,590,055	15,636,538	(10,797,823)	6,340,425	(30,661,323)	302,107,872	3,485,726	182,928	—
ePlus Inc.	89,775,142	3,860,881	(2,862,903)	1,238,476	(12,996,262)	79,015,334	911,470	—	—
ESCO Technologies Inc.	188,986,000	8,558,728	(6,542,476)	2,869,924	(29,096,881)	164,775,295	1,756,479	140,463	—
Essential Properties Realty Trust Inc.(d)	N/A	77,165,857	(4,868,818)	959,988	20,874,953	214,297,327	7,925,197	1,980,517	—
Ethan Allen Interiors Inc.	40,348,205	1,909,414	(1,377,980)	519,008	(589,039)	40,809,608	1,478,609	1,820,766	—
EVERTEC Inc.	148,584,548	8,509,855	(6,213,584)	2,893,022	22,703,764	176,477,605	4,043,015	198,623	—
ExlService Holdings Inc.	201,170,762	11,732,328	(9,143,612)	3,351,867	32,689,954	239,801,299	2,256,741	—	—
Exponent Inc.	336,492,998	16,569,865	(10,959,908)	6,646,109	(35,112,040)	313,637,024	3,515,716	699,871	—
Fabrinet	222,144,724	11,506,153	(8,837,493)	3,989,344	9,706,109	238,508,837	2,487,836	—	—
FARO Technologies Inc.	103,973,860	4,731,947	(3,188,409)	1,401,001	(11,823,654)	95,094,745	1,222,769	—	—
Federal Signal Corp.	154,545,670	8,412,502	(6,250,508)	2,897,234	4,666,382	164,271,280	4,083,303	363,383	—
Ferro Corp.	92,683,163	5,413,511	(3,594,068)	938,216	24,860,137	120,300,959	5,577,235	—	—
First Bancorp./Puerto Rico	150,964,318	—	—	—	8,848,707	159,813,025	13,407,133	938,499	—
First Bancorp./Southern Pines NC	76,798,902	—	—	—	(4,572,624)	72,226,278	1,765,492	353,098	—
First Commonwealth Financial Corp.	85,042,838	—	—	—	(1,775,424)	83,267,414	5,918,082	680,579	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
First Financial Bancorp.	$144,280,584	$2,236,317	$—	$—	$(2,382,455)	$144,134,446	6,099,638	$1,402,917	$—
First Hawaiian Inc.	238,840,200	12,864,027	(10,819,039)	2,270,255	6,053,792	249,209,235	8,793,551	2,274,035	—
First Midwest Bancorp. Inc.	153,647,885	4,555,234	—	—	(14,864,740)	143,338,379	7,228,360	1,011,970	—
Flagstar Bancorp. Inc.	140,902,638	5,313,745	(1,988,333)	174,871	(9,369,758)	135,033,163	3,194,539	190,943	—
FormFactor Inc.	233,777,793	9,779,136	(7,932,764)	3,062,157	(47,648,647)	191,037,675	5,239,651	—	—
Forward Air Corp.	162,962,353	8,588,678	(7,630,630)	2,096,775	(642,121)	165,375,055	1,842,619	386,706	—
Fossil Group Inc.	38,886,983	1,741,218	(1,139,372)	509,109	5,392,242	45,390,180	3,178,584	—	—
Four Corners Property Trust Inc.	138,556,484	6,015,277	(4,095,380)	194,718	834,817	141,505,916	5,125,169	1,627,241	—
Franklin Electric Co. Inc.	201,910,285	11,102,489	(7,352,278)	3,105,736	1,013,377	209,779,609	2,602,079	445,652	—
Franklin Street Properties Corp.	35,158,005	1,147,347	(975,800)	150,764	(1,359,964)	34,120,352	6,486,759	578,135	—
GameStop Corp., Class A(e)	692,011,588	46,963,162	(25,333,824)	17,757,403	(643,892,297)	N/A	N/A	—	—
Gannett Co. Inc.	47,340,465	3,138,448	(1,280,553)	783,870	260,004	50,242,234	9,151,591	—	—
Genesco Inc.	45,293,862	2,209,401	(1,839,085)	686,193	14,723,079	61,073,450	959,068	—	—
Gentherm Inc.	162,735,333	7,767,518	(5,102,178)	2,326,932	(9,028,975)	158,698,630	2,233,619	—	—
Genworth Financial Inc.	—	117,825,836	—	—	(11,373,823)	106,452,013	27,295,388	—	—
GEO Group Inc. (The)	57,084,834	1,855,167	—	—	(4,411,225)	54,528,776	7,658,536	—	—
Getty Realty Corp.	69,450,580	4,210,119	(2,300,556)	389,087	6,427,582	78,176,812	2,509,689	983,725	—
Gibraltar Industries Inc.	198,668,118	8,755,777	(6,392,947)	3,120,537	(36,200,425)	167,951,060	2,200,905	—	—
G-III Apparel Group Ltd.	87,531,081	4,443,269	(3,263,290)	1,133,049	6,730,150	96,574,259	2,938,961	—	—
Glatfelter Corp.	50,692,210	2,068,789	(1,452,062)	(30,019)	(9,392,374)	41,886,544	2,998,321	419,599	—
Glaukos Corp.	256,141,435	14,465,628	(9,019,379)	3,441,866	(212,091)	264,817,459	3,121,743	—	—
Global Net Lease Inc.	109,161,268	11,225,537	(4,025,146)	313,484	2,359,204	119,034,347	6,434,289	2,411,436	—
Glu Mobile Inc.(a)	125,000,504	1,481,284	(126,679,997)	53,344,406	(53,146,198)	—	—	—	—
GMS Inc.	119,173,079	6,424,399	(4,715,407)	1,861,742	16,383,146	139,126,959	2,890,049	—	—
Granite Construction Inc.	122,479,905	6,355,118	(4,378,458)	1,585,963	2,327,615	128,370,143	3,091,022	401,674	—
Granite Point Mortgage Trust Inc.	43,827,162	1,071,976	(432,115)	(170,672)	10,395,823	54,692,174	3,707,944	926,986	—
Great Western Bancorp. Inc.	102,117,283	3,745,611	—	—	8,374,482	114,237,376	3,483,909	33,713	—
Green Dot Corp., Class A.	153,000,004	8,729,997	—	—	4,393,259	166,123,260	3,545,854	—	—
Greenbrier Companies Inc. (The)	103,512,379	4,664,076	(3,519,288)	922,191	(9,017,845)	96,561,513	2,215,730	589,979	—
Greenhill & Co. Inc.(d)	N/A	1,004,954	(460,154)	129,642	(3,513,651)	15,451,251	993,011	48,441	—
Griffon Corp.	82,001,397	3,747,105	(2,705,262)	1,101,901	(5,750,916)	78,394,225	3,058,690	240,955	—
Group 1 Automotive Inc.	178,904,511	9,308,772	(6,214,427)	3,091,581	(7,115,267)	177,975,170	1,152,465	376,658	—
Hanger Inc.	57,995,592	2,981,461	(1,749,657)	377,867	5,835,708	65,440,971	2,588,646	—	—
Hanmi Financial Corp.	36,077,883	1,494,719	—	—	(1,372,725)	36,199,877	1,899,259	219,430	—
Harmonic Inc.	52,699,782	1,810,288	(1,453,577)	576,216	4,067,739	57,700,448	6,772,353	—	—
Harsco Corp.	90,318,160	5,409,291	(3,529,782)	831,932	16,090,979	109,120,580	5,343,809	—	—
Haverty Furniture Companies Inc.	41,581,358	2,069,499	(1,310,184)	705,852	5,409,663	48,456,188	1,133,213	279,342	—
Hawaiian Holdings Inc.	86,224,377	8,395,418	(2,727,616)	404,898	(8,289,105)	84,007,972	3,447,188	—	—
Hawkins Inc.	42,429,515	1,357,273	(1,166,780)	484,041	(1,455,972)	41,648,077	1,271,697	155,244	—
Haynes International Inc.	25,297,235	1,067,017	(927,107)	166,034	4,678,138	30,281,317	855,888	187,457	—
HB Fuller Co.	218,435,976	12,233,696	(8,585,811)	2,287,318	(200,252)	224,170,927	3,524,146	577,449	—
HCI Group Inc.(d)	N/A	3,322,288	(958,393)	497,439	22,774,251	43,903,118	441,548	165,739	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
HealthStream Inc.	$37,721,805	$1,416,116	$(1,154,193)	$163,812	$9,250,938	$47,398,478	1,696,438	$—	$—
Heidrick & Struggles International Inc.	46,298,907	2,306,736	(1,482,956)	692,854	10,712,289	58,527,830	1,313,756	193,250	—
Helix Energy Solutions Group Inc.	47,739,564	2,273,029	(1,688,035)	156,962	6,126,796	54,608,316	9,563,628	—	—
Helmerich & Payne Inc.	193,816,114	10,848,150	(8,247,674)	1,970,636	39,076,849	237,464,075	7,277,477	1,803,128	—
Heritage Financial Corp./WA	61,686,411	1,581,616	—	—	(7,233,110)	56,034,917	2,239,605	436,873	—
Hersha Hospitality Trust	25,703,682	1,216,448	(746,242)	262,251	223,881	26,660,020	2,477,697	—	—
Heska Corp.	111,058,940	6,798,165	(5,073,417)	1,965,632	38,714,225	153,463,545	668,017	—	—
Hibbett Inc.(f)	76,298,155	4,177,908	(4,949,527)	1,434,296	21,020,354	97,981,186	1,093,174	—	—
Hillenbrand Inc.	238,675,859	12,128,220	(8,760,404)	2,242,722	(20,558,533)	223,727,864	5,075,496	1,094,349	—
HMS Holdings Corp.(a)	218,134,160	—	(218,281,648)	73,782,058	(73,634,570)	—	—	—	—
HNI Corp.	113,338,174	7,317,616	(4,038,600)	444,077	12,105,401	129,166,668	2,937,609	889,513	—
HomeStreet Inc.	60,877,328	—	(916,395)	250,025	(4,833,972)	55,376,986	1,359,278	339,820	—
Hope Bancorp Inc.	117,392,308	1,106,496	—	—	(6,949,083)	111,549,721	7,866,694	1,091,296	—
Horace Mann Educators Corp.	109,561,159	2,559,650	—	—	(14,738,215)	97,382,594	2,602,421	806,751	—
Hub Group Inc., Class A	151,452,595	7,758,152	(5,866,089)	1,761,647	(4,839,560)	150,266,745	2,277,459	—	—
Ichor Holdings Ltd.	100,730,117	5,058,654	(3,801,915)	1,570,923	(1,587,142)	101,970,637	1,895,365	—	—
Independence Realty Trust Inc.	103,142,321	6,016,056	(4,158,059)	1,395,562	19,302,103	125,697,983	6,895,117	—	—
Independent Bank Corp.	173,702,997	3,217,530	—	—	(18,038,855)	158,881,672	2,104,393	1,010,109	—
Independent Bank Group Inc.	176,778,504	9,243,731	(6,701,346)	1,707,467	2,311,987	183,340,343	2,478,242	779,651	—
Industrial Logistics Properties Trust.	100,624,266	5,742,474	(4,359,785)	500,592	12,628,357	115,135,904	4,404,587	1,425,915	—
Innospec Inc.	168,374,118	8,068,943	(5,935,048)	2,139,561	(22,252,099)	150,395,475	1,659,811	936,407	—
Innovative Industrial Properties Inc.	287,319,168	15,547,219	(12,111,681)	4,341,053	13,175,755	308,271,514	1,613,818	2,258,456	—
Innoviva Inc.(d)	N/A	2,517,330	(1,763,832)	189,508	5,817,196	56,912,174	4,244,010	—	—
Inogen Inc.	64,391,411	2,529,013	(955,442)	123,074	15,497,615	81,585,671	1,251,890	—	—
Insight Enterprises Inc.	223,263,239	12,442,142	(8,041,006)	4,847,185	5,752,564	238,264,124	2,382,403	—	—
Installed Building Products Inc.	166,389,411	9,068,420	(6,258,651)	3,567,366	13,647,690	186,414,236	1,523,490	457,455	—
Insteel Industries Inc.	39,879,389	1,478,984	(1,215,624)	495,250	1,130,734	41,768,733	1,299,183	38,867	—
Integer Holdings Corp.	202,318,465	9,949,358	(7,297,729)	3,550,987	1,154,272	209,675,353	2,225,853	—	—
InterDigital Inc.	—	153,097,409	(5,031,056)	78,187	3,434,994	151,579,534	2,075,579	716,459	—
Interface Inc.	48,998,040	2,454,547	(1,528,587)	555,330	10,404,710	60,884,040	3,979,349	39,655	—
Invacare Corp.	18,392,883	882,471	(536,994)	88,865	22,148	18,849,373	2,335,734	—	—
Invesco Mortgage Capital Inc.	61,695,382	16,958,642	(1,901,582)	(355,614)	(1,674,076)	74,722,752	19,159,680	1,383,379	—
Investors Bancorp. Inc.(d)	N/A	12,316,766	—	—	17,533,139	180,536,662	12,660,355	1,683,883	—
iRobot Corp.	229,648,306	9,358,716	(7,790,739)	3,015,017	(57,122,208)	177,109,092	1,896,446	—	—
iStar Inc.	87,266,231	—	(467,581)	38,629	14,380,159	101,217,438	4,882,655	610,332	—
Itron Inc.	262,027,858	17,780,452	(9,420,685)	4,569,094	29,405,896	304,362,615	3,044,235	—	—
J&J Snack Foods Corp.	156,939,080	8,601,035	(5,792,619)	1,497,619	15,801,441	177,046,556	1,015,117	644,093	—
James River Group Holdings Ltd.	88,942,485	19,572,090	(906,270)	(142,923)	(13,370,925)	94,094,457	2,507,848	739,523	—
John B Sanfilippo & Son Inc.	53,481,056	2,098,874	(1,508,096)	384,651	(1,468,862)	52,987,623	598,257	—	—
John Bean Technologies Corp.	282,009,033	15,899,485	(11,947,223)	4,632,880	14,832,117	305,426,292	2,141,539	212,249	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Joint Corp. (The)	$—	$63,234,334	$(975,152)	$68,666	$12,438,494	$74,766,342	890,924	$—	$—
Kaiser Aluminum Corp.	116,400,700	6,732,584	(4,446,850)	1,518,902	11,900,314	132,105,650	1,069,768	751,271	—
Kaman Corp.	94,907,375	4,649,660	(3,261,699)	539,593	(2,294,407)	94,540,522	1,875,804	376,809	—
Kite Realty Group Trust	100,366,044	—	—	—	14,152,184	114,518,228	5,203,009	884,512	—
Knowles Corp.	127,836,869	7,307,150	(4,357,796)	1,288,295	(8,523,556)	123,550,962	6,258,914	—	—
Kontoor Brands Inc.	152,179,452	9,981,289	(6,351,661)	2,676,991	21,458,275	179,944,346	3,189,937	1,273,739	—
Koppers Holdings Inc.	49,101,211	2,012,762	(1,322,872)	401,697	(3,833,533)	46,359,265	1,433,053	—	—
Korn Ferry	224,480,358	12,553,532	(9,586,181)	3,803,883	33,032,895	264,284,487	3,642,791	—	—
Kraton Corp.	77,819,319	3,515,736	(2,243,773)	845,199	(10,097,699)	69,838,782	2,162,861	—	—
Kulicke & Soffa Industries Inc.	203,202,987	11,525,951	(9,070,922)	4,612,385	45,886,299	256,156,700	4,185,567	586,653	—
Lannett Co. Inc.(a)	12,192,924	311,979	(10,659,699)	(2,283,315)	438,111	—	—	—	—
Lantheus Holdings Inc.	95,493,683	4,653,715	(2,848,205)	1,188,334	27,118,501	125,606,028	4,544,357	—	—
La-Z-Boy Inc.	131,020,172	6,499,381	(4,752,648)	1,244,772	(18,344,906)	115,666,771	3,122,753	465,979	—
LCI Industries	221,828,666	12,479,097	(8,556,467)	3,491,808	(5,382,145)	223,860,959	1,703,401	1,531,192	—
LeMaitre Vascular Inc.	54,868,378	2,777,043	(1,685,954)	722,793	13,227,805	69,910,065	1,145,691	123,631	—
Lexington Realty Trust	205,538,877	11,622,763	(8,732,702)	1,464,369	13,883,337	223,776,644	18,726,079	2,012,259	—
LGI Homes Inc.	218,806,787	12,933,669	(10,129,759)	4,862,281	13,196,603	239,669,581	1,479,990	—	—
Lindsay Corp.	120,605,054	6,258,899	(4,162,085)	1,731,540	(2,747,826)	121,685,582	736,239	238,937	—
Liquidity Services Inc.	32,901,074	2,344,336	(1,062,069)	762,773	11,494,002	46,440,116	1,824,759	—	—
Livent Corp.	169,250,417	24,693,108	(6,576,554)	2,292,972	18,681,613	208,341,556	10,761,444	—	—
LivePerson Inc.	221,604,883	15,573,021	(8,486,552)	5,064,825	39,782,435	273,538,612	4,325,405	—	—
LTC Properties Inc.	109,067,970	5,419,759	(3,831,817)	126,069	(8,849,390)	101,932,591	2,655,186	1,497,573	—
Lumber Liquidators Holdings Inc.	48,622,800	1,838,337	(1,283,715)	768,517	(8,550,587)	41,395,352	1,961,865	—	—
Luminex Corp.	92,423,168	6,300,633	(3,664,670)	1,294,173	12,862,693	109,215,997	2,967,826	294,503	—
Lydall Inc.(e)	38,392,476	1,747,039	(1,260,930)	647,139	(56,511)	N/A	N/A	—	—
M/I Homes Inc.	114,696,514	6,237,678	(4,134,683)	2,056,497	(3,271,002)	115,585,004	1,970,087	—	—
Mack-Cali Realty Corp.	89,030,991	4,579,931	(3,381,352)	502,722	9,050,370	99,782,662	5,818,231	—	—
Macy’s Inc.	311,179,571	6,639,998	—	—	53,301,518	371,121,087	19,573,897	—	—
Magellan Health Inc.	142,339,065	3,153,177	—	—	1,458,722	146,950,964	1,559,989	—	—
ManTech International Corp./VA, Class A	158,367,339	7,820,252	(5,249,041)	2,611,745	(3,345,110)	160,205,185	1,851,227	702,661	—
Marcus Corp. (The)	31,243,790	1,616,479	(914,626)	346,727	1,549,415	33,841,785	1,595,558	—	—
MarineMax Inc.	72,828,952	3,741,128	(2,611,578)	1,330,167	(2,401,606)	72,887,063	1,495,426	—	—
Matador Resources Co.	171,558,770	11,467,493	(8,623,721)	3,722,054	88,506,263	266,630,859	7,404,356	183,196	—
Materion Corp.	89,936,963	4,563,327	(3,064,118)	1,472,025	10,752,682	103,660,879	1,375,725	163,518	—
Matrix Service Co.	23,439,657	714,310	(605,914)	111,449	(4,773,698)	18,885,804	1,798,648	—	—
Matson Inc.	193,107,105	9,271,687	(6,934,645)	2,638,436	(10,440,151)	187,642,432	2,931,913	662,969	—
Matthews International Corp., Class A	83,592,643	3,202,543	(2,547,226)	851,411	(8,478,500)	76,620,871	2,130,725	453,033	—
MaxLinear Inc.	154,093,913	9,413,000	(5,255,950)	2,186,684	36,298,659	196,736,306	4,630,179	—	—
MDC Holdings Inc.	219,124,640	11,030,443	(7,738,812)	3,980,512	(36,795,598)	189,601,185	3,747,059	1,475,391	—
Medifast Inc.	166,232,311	11,701,322	(8,650,875)	4,472,751	50,730,261	224,485,770	793,292	1,130,282	—
MEDNAX Inc.	145,300,772	8,691,236	(5,147,042)	1,641,916	24,870,643	175,357,525	5,816,170	—	—
Meredith Corp.	80,610,202	4,544,102	(3,351,548)	1,499,466	35,724,203	119,026,425	2,740,019	—	—
Meridian Bioscience Inc.	75,571,387	2,697,052	(1,773,310)	807,766	(12,365,356)	64,937,539	2,927,752	—	—
Merit Medical Systems Inc.	195,604,667	10,274,661	(6,707,418)	3,570,813	12,173,021	214,915,744	3,323,782	—	—
Meritage Homes Corp.	229,830,701	14,439,134	(8,841,615)	4,155,754	583,356	240,167,330	2,552,799	—	—
Meritor Inc.	142,164,413	6,602,485	(4,856,286)	(98,216)	(29,155,571)	114,656,825	4,895,680	—	—
Mesa Laboratories Inc.	79,217,611	3,167,209	(2,488,184)	130,807	8,908,995	88,936,438	327,973	52,180	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Meta Financial Group Inc.	$94,232,974	$—	$—	$—	$11,064,212	$105,297,186	2,079,739	$103,987	$—
Methode Electronics Inc.	107,524,717	6,261,055	(4,689,209)	1,223,881	17,294,028	127,614,472	2,593,263	281,248	—
MicroStrategy Inc., Class A	344,894,886	20,354,889	(10,744,528)	5,414,779	(11,135,272)	348,784,754	524,883	—	—
ModivCare Inc.	123,461,279	4,296,115	(3,466,576)	2,417,767	15,904,294	142,612,879	838,554	—	—
Monro Inc.	146,529,428	7,332,563	(5,114,732)	905,067	(6,067,965)	143,584,361	2,260,815	543,018	—
Moog Inc., Class A	162,716,568	8,387,438	(6,776,715)	1,483,925	134,572	165,945,788	1,974,135	490,297	—
Motorcar Parts of America Inc.	28,952,145	955,393	(981,454)	73,524	(156,444)	28,843,164	1,285,346	—	—
Movado Group Inc.	31,485,131	1,510,340	(950,348)	565,131	2,807,311	35,417,565	1,125,439	445,696	—
MTS Systems Corp.(a)	75,509,262	227,964	(76,126,475)	10,162,998	(9,773,748)	—	—	—	—
Mueller Industries Inc.	157,421,393	8,587,975	(6,305,018)	1,706,127	5,476,076	166,886,553	3,853,303	502,105	—
Myers Industries Inc.	47,393,826	1,676,335	(1,428,209)	447,512	2,513,879	50,603,343	2,409,683	325,230	—
MYR Group Inc.	80,199,303	4,278,590	(2,766,723)	1,500,211	20,065,374	103,276,755	1,135,908	—	—
Myriad Genetics Inc.	152,649,199	10,061,304	(4,830,136)	1,720,751	(671,476)	158,929,642	5,197,176	—	—
Nabors Industries Ltd.	40,512,818	1,830,717	(1,198,096)	716,771	8,300,346	50,162,556	439,098	—	—
National Bank Holdings Corp., Class A	77,243,112	2,893,384	—	—	(3,971,515)	76,164,981	2,018,150	443,993	—
National Storage Affiliates Trust(a)	170,931,785	3,648,699	(189,821,533)	62,336,381	(47,895,797)	—	—	—	—
Natus Medical Inc.	57,823,666	2,846,389	(1,732,376)	400,646	380,966	59,719,291	2,298,664	—	—
NBT Bancorp. Inc.	110,425,165	138,421	—	—	(10,890,536)	99,673,050	2,771,005	748,171	—
Neenah Inc.	57,631,250	2,790,483	(1,957,498)	(41,786)	(1,383,122)	57,039,327	1,136,921	527,342	—
NeoGenomics Inc.	375,932,642	19,283,395	(12,860,646)	5,682,027	(28,745,753)	359,291,665	7,954,210	—	—
NETGEAR Inc.	83,787,405	3,801,806	(3,188,196)	814,034	(6,469,480)	78,745,569	2,054,947	—	—
New York Mortgage Trust Inc.	112,617,153	5,200,459	(3,688,983)	337,395	(394,306)	114,071,718	25,519,400	2,561,599	—
NexPoint Residential Trust Inc.	62,272,706	—	—	—	12,011,377	74,284,083	1,351,111	461,067	—
NextGen Healthcare Inc.	67,093,605	3,239,101	(2,386,573)	394,100	(6,036,836)	62,303,397	3,755,479	—	—
NIC Inc.(a)	151,962,766	617,778	(152,893,500)	63,276,535	(62,956,454)	—	—	—	—
NMI Holdings Inc., Class A	134,559,235	6,587,871	(4,445,976)	1,485,651	(8,294,711)	129,892,070	5,778,117	—	—
Northfield Bancorp. Inc.	49,776,905	—	(330,514)	(9,861)	1,513,875	50,950,405	3,106,732	406,470	—
Northwest
Bancshares Inc.	112,987,382	1,330,385	—	—	(6,391,212)	107,926,555	7,912,504	1,563,839	—
Northwest Natural
Holding Co.	110,005,183	5,649,080	(4,034,310)	215,756	(3,154,655)	108,681,054	2,069,327	974,718	—
NOW Inc.	74,091,738	3,563,477	(2,491,015)	705,150	(5,294,621)	70,574,729	7,436,747	—	—
Oceaneering International Inc.	75,674,915	4,510,909	(2,873,567)	1,228,418	26,219,968	104,760,643	6,728,365	—	—
ODP Corp. (The)	154,361,837	7,885,626	(5,859,065)	1,981,163	14,957,053	173,326,614	3,610,219	—	—
Office Properties Income Trust	88,803,930	4,276,665	(3,271,169)	(571,803)	6,357,587	95,595,210	3,261,522	1,763,050	—
OFG Bancorp.	71,750,572	2,517,263	—	—	(1,872,238)	72,395,597	3,272,857	261,829	—
O-I Glass Inc.	154,497,089	9,860,112	(6,382,807)	327,642	15,763,761	174,065,797	10,659,265	—	—
Oil States International Inc.	24,561,571	1,246,764	(759,580)	184,801	7,283,318	32,516,874	4,142,277	—	—
Old National Bancorp./IN	198,693,145	4,367,089	—	—	(18,173,971)	184,886,263	10,498,936	1,469,851	—
Olympic Steel Inc.	18,066,574	849,967	(689,914)	294,851	(409,215)	18,112,263	616,273	12,153	—
Omnicell Inc.	372,592,744	20,771,757	(14,610,539)	8,514,125	53,931,661	441,199,748	2,913,171	—	—
OneSpan Inc.	55,467,069	2,663,232	(2,090,372)	782,577	1,571,128	58,393,634	2,286,360	—	—
Onto Innovation Inc.	213,873,237	11,738,458	(8,045,058)	4,531,289	19,500,061	241,597,987	3,307,749	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
OraSure Technologies Inc.	$56,072,494	$1,813,205	$(1,491,195)	$(280,517)	$(7,017,810)	$49,096,177	4,841,832	$—	$—
Orthofix Medical Inc.	56,350,752	2,544,581	(1,749,068)	150,677	(4,380,982)	52,915,960	1,319,271	—	—
OSI Systems Inc.	106,643,515	4,453,278	(2,997,405)	251,267	6,004,509	114,355,164	1,125,100	—	—
Owens & Minor Inc.	184,155,891	13,672,727	(6,321,700)	4,625,004	18,590,516	214,722,438	5,072,583	12,425	—
Oxford Industries Inc.	98,571,120	5,283,799	(4,075,244)	1,262,153	11,613,335	112,655,163	1,139,773	415,449	—
Pacific Premier Bancorp. Inc.	269,062,234	5,901,491	—	—	(7,474,739)	267,488,986	6,325,112	2,043,981	—
Pacira BioSciences Inc.	204,811,531	9,069,789	(5,970,885)	1,715,219	(29,300,410)	180,325,244	2,971,741	—	—
Palomar Holdings Inc.	97,143,239	5,036,476	(3,716,915)	(171,716)	12,503,363	110,794,447	1,468,254	—	—
Park Aerospace Corp.	16,743,024	595,839	(501,812)	49,286	2,072,304	18,958,641	1,272,392	127,189	—
Park National Corp.	122,257,934	5,525,016	(3,882,275)	1,008,600	(12,312,301)	112,596,974	958,925	973,316	—
Patrick Industries Inc.	125,321,705	6,388,267	(3,868,965)	1,722,981	(19,831,702)	109,732,286	1,503,182	415,804	—
Patterson-UTI Energy Inc.	89,317,738	5,178,714	(3,940,438)	1,588,134	33,761,011	125,905,159	12,666,515	253,704	—
PBF Energy Inc., Class A	90,719,838	4,745,354	(3,369,791)	1,355,004	5,844,958	99,295,363	6,489,893	—	—
PDC Energy Inc.	228,790,444	14,555,377	(12,403,525)	3,104,673	72,694,746	306,741,715	6,698,880	808,999	—
PDF Solutions Inc.	34,795,816	1,468,556	(973,917)	305,569	490,894	36,086,918	1,984,979	—	—
Penn Virginia Corp.	13,757,338	828,994	(651,522)	(349,564)	10,766,745	24,351,991	1,031,427	—	—
Pennant Group Inc. (The)	77,734,691	2,249,111	(1,901,683)	1,774,343	(9,993,372)	69,863,090	1,708,144	—	—
Perdoceo Education Corp.	55,974,032	2,523,040	(1,595,423)	682,933	750,507	58,335,089	4,754,286	—	—
Perficient Inc.	129,214,182	7,831,469	(5,676,770)	3,206,589	44,818,871	179,394,341	2,230,718	—	—
PetMed Express Inc.	47,738,173	1,768,035	(1,529,251)	558,365	(4,991,021)	43,544,301	1,367,168	405,917	—
PGT Innovations Inc.	100,106,125	4,850,429	(3,505,464)	1,482,124	(9,563,203)	93,370,011	4,019,372	—	—
Phibro Animal Health Corp., Class A	33,060,487	1,655,365	(1,015,332)	262,589	5,796,882	39,759,991	1,376,731	162,669	—
Photronics Inc.	54,358,680	2,544,869	(1,864,853)	467,887	1,013,314	56,519,897	4,278,569	—	—
Piper Sandler Cos.	100,793,570	10,662,833	(3,946,656)	2,014,232	16,508,361	126,032,340	972,772	415,834	—
Pitney Bowes Inc.	88,112,825	—	—	—	5,667,451	93,780,276	10,693,304	534,665	—
Plantronics Inc.	97,572,545	5,192,024	(3,035,934)	1,689,097	5,747,787	107,165,519	2,568,069	—	—
Plexus Corp.	176,415,823	9,204,477	(8,200,729)	2,526,908	(3,645,931)	176,300,548	1,928,679	—	—
Powell Industries Inc.	20,194,412	778,929	(570,759)	119,028	(1,885,655)	18,635,955	602,131	154,385	—
Power Integrations Inc.	326,156,129	19,008,676	(11,783,732)	5,635,084	(3,293,352)	335,722,805	4,091,187	523,684	—
PRA Group Inc.	112,598,939	5,899,899	(3,849,954)	677,544	3,516,558	118,842,986	3,089,238	—	—
Preferred Bank/Los Angeles CA	55,460,504	—	—	—	(357,079)	55,103,425	870,925	330,952	—
Prestige Consumer Healthcare Inc.	146,432,967	8,089,940	(5,764,206)	664,450	26,104,823	175,527,974	3,369,059	—	—
PriceSmart Inc.	150,652,521	6,900,517	(5,181,471)	776,836	(9,692,707)	143,455,696	1,576,263	—	—
ProAssurance Corp.	89,093,540	1,920,260	—	—	(13,548,207)	77,465,593	3,405,081	170,254	—
Progress Software Corp.	129,785,075	6,706,507	(5,690,289)	1,556,318	4,913,175	137,270,786	2,968,017	519,206	—
ProPetro Holding Corp.	58,130,526	2,432,465	(1,731,397)	540,177	(8,817,126)	50,554,645	5,519,066	—	—
Proto Labs Inc.	224,020,365	8,776,414	(6,156,485)	282,973	(55,339,336)	171,583,931	1,869,106	—	—
Provident Financial Services Inc.	107,090,491	2,835,962	(1,040,179)	(65,765)	2,855,040	111,675,549	4,878,792	1,099,778	—
Quanex Building Products Corp.	58,878,219	2,680,654	(1,663,387)	586,735	(3,778,761)	56,703,460	2,282,748	182,274	—
QuinStreet Inc.	66,418,697	2,750,379	(1,763,110)	1,329,378	(6,913,367)	61,821,977	3,327,340	—	—
Rambus Inc.	144,699,890	7,474,681	(4,652,576)	1,795,969	30,611,583	179,929,547	7,588,762	—	—
Range Resources Corp.	178,037,488	11,477,969	(7,419,524)	3,377,453	107,990,057	293,463,443	17,509,752	—	—
Raven Industries Inc.	91,702,149	4,903,015	(3,632,942)	1,655,572	45,630,630	140,258,424	2,424,519	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Rayonier Advanced Materials Inc.	$38,379,152	$1,472,195	$(976,160)	$497,655	$(10,608,960)	$28,763,882	4,299,534	$—	$—
RE/MAX Holdings Inc., Class A	48,781,285	2,389,341	(1,227,158)	148,853	(7,634,167)	42,458,154	1,273,872	284,408	—
Ready Capital Corp.	52,226,909	2,620,857	(2,518,821)	715,629	8,844,332	61,888,906	3,899,742	2,026,417	—
Realogy Holdings Corp.	116,415,788	6,696,567	(3,905,141)	2,032,878	21,689,121	142,929,213	7,844,633	—	—
Red Robin Gourmet Burgers Inc.	41,455,842	1,570,594	(990,269)	572,250	(7,615,319)	34,993,098	1,056,874	—	—
Redwood Trust Inc.	77,909,585	3,843,286	(2,478,761)	618,155	11,864,599	91,756,864	7,602,060	1,370,752	—
REGENXBIO Inc.	79,317,416	3,918,682	(2,941,893)	(265,540)	11,382,122	91,410,787	2,352,916	—	—
Renasant Corp.	146,346,660	3,686,976	—	—	(5,226,996)	144,806,640	3,620,166	796,437	—
Renewable Energy Group Inc.	159,798,771	52,935,251	(4,335,966)	3,029,997	(10,864,750)	200,563,303	3,217,249	—	—
Rent-A-Center Inc./TX	188,216,886	48,298,026	(6,377,741)	4,179,852	(20,532,382)	213,784,641	4,028,352	2,264,149	—
Resideo Technologies Inc.	269,530,029	14,919,807	(9,966,722)	4,758,720	11,839,706	291,081,540	9,702,718	—	—
Resources Connection Inc.	27,882,489	1,032,314	(1,120,929)	84,504	1,588,701	29,467,079	2,052,025	284,925	—
Retail Opportunity Investments Corp.	124,886,950	6,999,259	(4,421,662)	1,097,470	12,923,280	141,485,297	8,011,625	882,327	—
Retail Properties of America Inc., Class A	149,916,023	8,524,871	(6,258,211)	1,612,981	12,044,086	165,839,750	14,483,821	1,087,038	—
REX American Resources Corp.	29,976,809	1,007,395	(1,054,045)	184,841	1,958,329	32,073,329	355,659	—	—
Rogers Corp.	234,593,790	12,095,147	(9,169,335)	4,533,790	11,383,919	253,437,311	1,262,138	—	—
RPT Realty.	61,741,735	2,732,077	(2,040,473)	773,365	7,715,601	70,922,305	5,463,968	409,700	—
Ruth’s Hospitality Group Inc.	52,674,064	2,400,551	(1,445,959)	943,800	(4,808,104)	49,764,352	2,160,849	—	—
S&T Bancorp. Inc.	80,889,971	961,926	—	—	(5,377,702)	76,474,195	2,443,265	676,095	—
Safety Insurance Group Inc.	76,384,673	2,060,975	—	—	(5,588,417)	72,857,231	930,726	837,653	—
Saia Inc.	404,669,514	21,301,476	(16,314,501)	9,034,912	(46,590,235)	372,101,166	1,776,224	—	—
Sally Beauty Holdings Inc.	151,369,528	8,165,504	(5,832,872)	2,345,793	12,098,875	168,146,828	7,618,796	—	—
Sanmina Corp.	179,079,109	8,856,496	(6,032,824)	2,272,181	(12,982,150)	171,192,812	4,394,066	—	—
ScanSource Inc.	50,908,920	1,683,924	(1,414,984)	190,072	(3,287,601)	48,080,331	1,709,219	—	—
Schweitzer-Mauduit International Inc.	102,654,734	4,602,965	(3,554,027)	543,703	(18,632,770)	85,614,605	2,120,223	921,930	—
Seacoast Banking Corp. of Florida	126,008,111	3,756,640	—	—	(7,604,259)	122,160,492	3,577,174	465,033	—
SEACOR Holdings Inc.(a)	52,804,380	—	(53,776,240)	(2,541,659)	3,513,519	—	—	—	—
Select Medical Holdings Corp.	245,183,911	14,763,018	(11,236,746)	4,797,124	53,974,044	307,481,351	7,275,943	899,098	—
Seneca Foods Corp., Class A	21,038,588	741,805	(609,081)	256,797	1,544,406	22,972,515	449,736	—	—
Service Properties Trust	—	133,319,904	—	—	476,069	133,795,973	10,618,728	—	—
ServisFirst Bancshares Inc.	192,353,756	10,697,444	(7,738,547)	3,623,628	17,089,815	216,026,096	3,177,789	635,307	—
Shake Shack Inc., Class A	272,783,074	12,474,148	(9,369,162)	3,540,452	(16,913,803)	262,514,709	2,452,950	—	—
Shenandoah Telecommunications Co.	162,449,393	8,334,046	(6,279,675)	986,437	(2,075,437)	163,414,764	3,368,682	—	—
Signet Jewelers Ltd.	202,271,869	11,614,359	(8,907,900)	4,720,718	75,648,245	285,347,291	3,531,963	—	—
Simmons First National Corp., Class A	198,779,921	3,503,241	—	—	(2,335,404)	199,947,758	6,814,852	1,226,673	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Simply Good Foods Co. (The)	$170,796,223	$9,811,155	$(7,197,109)	$672,769	$33,601,760	$207,684,798	5,688,436	$—	$—
Simulations Plus Inc.	63,927,103	2,633,301	(1,654,072)	221,759	(8,591,602)	56,536,489	1,029,621	60,400	—
SkyWest Inc.	182,815,975	8,053,312	(6,020,559)	2,503,482	(41,092,520)	146,259,690	3,395,860	—	—
Sleep Number Corp.	242,692,385	9,538,154	(13,667,670)	3,510,287	(60,643,562)	181,429,594	1,650,110	—	—
SM Energy Co.	116,373,773	10,576,855	(4,854,748)	3,042,505	56,861,133	181,999,518	7,389,343	70,418	—
Sonic Automotive Inc., Class A	77,354,183	3,581,893	(2,742,382)	1,251,448	(8,909,087)	70,536,055	1,576,577	190,073	—
South Jersey Industries Inc.	151,353,605	28,996,750	(5,749,520)	720,958	21,449,827	196,771,620	7,588,570	2,059,822	—
Southside Bancshares Inc.	78,478,220	—	—	—	(570,603)	77,907,617	2,037,866	672,496	—
Southwestern Energy Co.	200,682,305	11,148,330	(7,353,663)	2,878,125	41,201,878	248,556,975	43,837,209	—	—
SpartanNash Co.	47,256,948	2,299,468	(1,544,473)	276,466	(1,086,813)	47,201,596	2,444,412	488,621	—
Spectrum Pharmaceuticals Inc.	31,732,618	5,822,806	(838,493)	44,997	4,182,691	40,944,619	10,918,565	—	—
Spok Holdings Inc.	12,435,916	620,192	(349,673)	14,054	(1,088,178)	11,632,311	1,209,180	148,595	—
SPS Commerce Inc.	235,546,735	12,561,437	(8,083,171)	4,200,834	(2,692,280)	241,533,555	2,418,964	—	—
SPX Corp.	175,072,798	8,710,493	(5,654,993)	3,897,210	4,551,903	186,577,411	3,054,640	—	—
SPX FLOW Inc.	177,921,392	9,533,463	(6,729,532)	2,426,561	2,758,369	185,910,253	2,849,636	256,366	—
Stamps.com Inc.	244,301,392	12,421,560	(10,441,045)	4,135,603	(2,932,576)	247,484,934	1,235,633	—	—
Standard Motor Products Inc.	55,827,470	2,724,349	(2,365,744)	149,203	2,179,853	58,515,131	1,349,830	335,144	—
Standex International Corp.	78,800,237	3,064,180	(2,388,920)	715,965	(1,294,867)	78,896,595	831,278	197,182	—
Stepan Co.	180,914,519	9,527,300	(6,672,644)	2,720,792	(12,828,386)	173,661,581	1,443,931	436,864	—
Steven Madden Ltd.	192,148,702	11,241,236	(9,736,609)	2,580,621	30,934,581	227,168,531	5,191,237	784,728	—
Stewart Information Services Corp.	84,460,455	2,476,754	—	—	7,412,922	94,350,131	1,664,317	549,225	—
StoneX Group Inc.	71,846,867	3,890,232	(2,156,945)	1,100,314	(6,383,157)	68,297,311	1,125,718	—	—
Sturm Ruger & Co. Inc.	77,266,619	4,284,111	(2,950,671)	896,071	27,304,641	106,800,771	1,186,939	1,009,017	—
Summit Hotel Properties Inc.	71,665,064	3,255,110	(2,097,135)	402,665	(6,298,936)	66,926,768	7,173,287	—	—
SunCoke Energy Inc.	38,766,134	1,788,239	(1,120,670)	456,663	184,698	40,075,064	5,612,754	330,723	—
Supernus Pharmaceuticals Inc.	92,451,398	5,352,851	(3,960,721)	596,712	15,752,459	110,192,699	3,578,847	—	—
Surmodics Inc.	51,794,270	1,630,989	(1,577,500)	796,872	(2,444,719)	50,199,912	925,344	—	—
Sykes Enterprises Inc.	116,330,161	5,297,625	(3,894,150)	1,424,761	24,340,569	143,498,966	2,672,234	—	—
Tabula Rasa HealthCare Inc.	69,016,885	3,133,839	(2,028,022)	247,004	5,836,344	76,206,050	1,524,121	—	—
Tactile Systems Technology Inc.	70,989,899	3,251,346	(2,123,740)	974,615	(4,253,896)	68,838,224	1,323,812	—	—
Tanger Factory Outlet Centers Inc.	94,547,718	13,654,782	(3,825,270)	1,543,895	22,245,058	128,166,183	6,799,267	1,101,927	—
Team Inc.	23,853,460	616,278	(797,386)	(361,565)	(9,530,870)	13,779,917	2,056,704	—	—
TechTarget Inc.	109,352,637	5,783,408	(4,287,956)	2,081,818	10,741,576	123,671,483	1,595,967	—	—
Tennant Co.	98,704,814	5,137,159	(3,458,584)	704,736	(851,542)	100,236,583	1,255,311	285,666	—
TimkenSteel Corp.	29,752,222	1,611,780	(923,573)	611,797	5,384,052	36,436,278	2,575,002	—	—
Titan International Inc.	31,208,028	1,477,610	(913,745)	648,956	(3,419,902)	29,000,947	3,419,923	—	—
Tivity Health Inc.	56,443,441	2,819,873	(1,962,308)	733,498	9,340,644	67,375,148	2,560,819	—	—
Tompkins Financial Corp.	66,885,031	2,291,550	(1,802,375)	518,132	(4,697,226)	63,195,112	814,790	435,632	—
Tredegar Corp.	26,151,143	853,461	(727,089)	(3,306)	(2,171,339)	24,102,870	1,750,390	209,997	—
Trinseo SA	163,134,892	8,166,594	(4,948,580)	2,342,315	(12,461,119)	156,234,102	2,610,864	204,833	—
Triumph Bancorp. Inc.	116,581,689	5,256,786	(3,436,940)	1,129,606	(6,127,482)	113,403,659	1,527,322	—	—
Triumph Group Inc.	60,192,680	2,016,823	(1,693,068)	483,613	7,323,145	68,323,193	3,292,684	—	—
TrueBlue Inc.	52,315,688	3,191,088	(2,608,019)	544,615	13,811,096	67,254,468	2,392,546	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Trupanion Inc.	$168,434,160	$10,803,146	$(5,877,519)	$703,650	$86,522,848	$260,586,285	2,263,999	$—	$—
TrustCo Bank Corp. NY	43,967,747	576,389	—	(9)	(3,009,305)	41,534,822	1,208,110	411,512	—
TTM Technologies Inc.	96,156,533	4,835,326	(3,424,933)	665,732	(2,081,732)	96,150,926	6,723,841	—	—
Tupperware Brands Corp.	86,658,763	3,924,814	(2,499,570)	1,353,552	(10,184,640)	79,252,919	3,336,965	—	—
Two Harbors Investment Corp.	—	148,649,646	(922,356)	(11,578)	(8,424,178)	139,291,534	18,424,806	3,130,980	—
U.S. Concrete Inc.	77,938,060	2,963,103	(1,934,285)	936,589	(125,150)	79,778,317	1,081,007	—	—
U.S. Ecology Inc.	87,523,657	3,845,761	(2,861,584)	93,133	(8,792,138)	79,808,829	2,127,101	—	—
U.S. Physical Therapy Inc.	89,350,175	4,716,851	(3,197,867)	1,421,755	8,580,989	100,871,903	870,561	299,758	—
U.S. Silica Holdings Inc.	60,980,792	2,491,081	(1,899,175)	679,603	(4,242,834)	58,009,467	5,018,120	—	—
UFP Industries Inc.	309,413,018	18,897,272	(11,676,709)	6,119,633	(12,681,817)	310,071,397	4,170,990	616,058	—
Ultra Clean Holdings Inc.	157,117,530	19,332,898	(5,668,966)	3,047,612	(15,122,628)	158,706,446	2,954,327	—	—
Unifi Inc.	27,826,368	909,382	(755,104)	321,250	(3,556,813)	24,745,083	1,015,808	—	—
UniFirst Corp./MA	226,871,246	11,568,384	(8,550,427)	3,020,441	8,237,627	241,147,271	1,027,733	255,940	—
Unisys Corp.	106,761,356	11,532,867	(3,739,168)	1,710,155	(1,847,204)	114,418,006	4,520,664	—	—
United Community Banks Inc./GA	183,178,031	2,956,535	—	—	(11,553,114)	174,581,452	5,453,966	1,036,254	—
United Fire Group Inc.	50,020,789	1,598,053	(1,261,101)	275,703	(10,458,636)	40,174,808	1,448,785	216,565	—
United Natural Foods Inc.	123,184,993	6,896,213	(4,561,692)	2,563,913	12,442,644	140,526,071	3,800,056	—	—
Uniti Group Inc.	171,226,312	8,493,025	(5,887,700)	875,140	(7,829,144)	166,877,633	15,758,039	2,372,212	—
Unitil Corp.	—	59,481,864	(1,036,264)	(10,267)	(4,689,375)	53,745,958	1,014,649	381,114	—
Universal Corp./VA	96,580,197	4,382,513	(3,313,368)	460,034	(3,835,990)	94,273,386	1,654,790	1,256,417	—
Universal Electronics Inc.	51,056,576	1,955,762	(1,561,294)	376,799	(6,380,724)	45,447,119	937,054	—	—
Universal Health Realty Income Trust	57,861,075	2,035,840	(1,607,199)	210,795	(5,563,756)	52,936,755	860,061	601,138	—
Universal Insurance Holdings Inc.	27,164,162	22,185	—	—	(871,963)	26,314,384	1,895,849	303,336	—
Urstadt Biddle Properties Inc., Class A	32,429,238	—	—	—	5,317,227	37,746,465	1,947,702	—	—
Vanda Pharmaceuticals Inc.	55,053,197	3,072,940	(1,952,555)	591,681	23,343,935	80,109,198	3,724,277	—	—
Varex Imaging Corp.	53,641,980	2,881,730	(2,027,560)	552,654	16,045,652	71,094,456	2,650,800	—	—
Vector Group Ltd.	119,130,838	6,061,017	(4,681,507)	680,501	871,641	122,062,490	8,632,425	1,735,912	—
Veeco Instruments Inc.	68,739,391	3,682,750	(2,236,059)	1,189,292	9,739,673	81,115,047	3,374,170	—	—
Vericel Corp.	170,156,038	9,203,524	(5,447,328)	201,942	(9,836,793)	164,277,383	3,129,093	—	—
Veritex Holdings Inc.	104,118,999	366,452	—	—	8,562,532	113,047,983	3,192,544	540,961	—
Veritiv Corp.	35,329,598	2,124,453	(2,253,888)	618,124	14,912,361	50,730,648	825,963	—	—
Viad Corp.	56,921,449	2,817,739	(1,979,945)	676,750	10,491,602	68,927,595	1,382,700	—	—
Viavi Solutions Inc.	239,361,305	13,562,791	(10,509,584)	4,415,251	25,518,554	272,348,317	15,421,762	—	—
Virtus Investment Partners Inc.	111,848,134	6,513,421	(3,835,127)	1,985,303	17,983,947	134,495,678	484,198	387,844	—
Vista Outdoor Inc.	124,606,414	7,557,811	(7,145,564)	2,990,218	52,251,258	180,260,137	3,894,990	—	—
Wabash National Corp.	65,304,094	2,619,216	(2,229,946)	314,479	(10,014,835)	55,993,008	3,499,563	277,391	—
Waddell & Reed Financial Inc., Class A(a)	103,763,613	1,229,180	(104,784,964)	27,640,785	(27,848,614)	—	—	1,035,137	—
Walker & Dunlop Inc.	200,743,583	9,966,309	(6,157,837)	4,466,848	(1,087,263)	207,931,640	1,992,064	979,336	—
Washington REIT	124,495,598	6,683,944	(4,887,823)	(131,609)	5,057,259	131,217,369	5,705,103	1,717,319	—
Watts Water Technologies Inc., Class A	217,548,120	12,545,679	(8,700,018)	3,641,026	46,074,436	271,109,243	1,858,058	479,258	—
WD-40 Co.	279,344,242	11,765,395	(8,833,959)	3,497,219	(48,805,625)	236,967,272	924,606	655,402	—
Westamerica Bancorp.	105,435,620	1,667,549	—	—	(8,101,029)	99,002,140	1,706,051	688,573	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds
Whitestone REIT	$26,085,211	$967,214	$(820,539)	$56,584	$(3,934,212)	$22,354,258	2,709,607	$287,839	$—
Winnebago Industries Inc.	172,588,602	8,182,273	(6,759,840)	2,686,220	(22,677,740)	154,019,515	2,266,326	544,275	—
WisdomTree Investments Inc.	46,809,031	1,861,286	(1,397,252)	249,132	(700,057)	46,822,140	7,551,958	224,116	—
Wolverine World Wide Inc.	210,668,185	10,596,711	(7,003,324)	2,140,627	(28,323,516)	188,078,683	5,590,924	558,871	—
WSFS Financial Corp.	127,264,286	10,601,969	—	—	(9,298,588)	128,567,667	2,759,555	338,643	—
Xencor Inc.	166,310,078	7,560,869	(5,058,945)	143,844	(33,503,235)	135,452,611	3,927,301	—	—
Xenia Hotels & Resorts Inc.	147,419,259	5,178,446	(3,226,316)	(240,787)	(5,709,242)	143,421,360	7,657,307	—	—
Xperi Holding Corp.	144,868,422	—	—	—	3,127,614	147,996,036	6,654,498	332,725	—
Zumiez Inc.	59,725,337	2,873,180	(1,749,227)	986,905	7,600,614	69,436,809	1,417,367	—	—
				$1,507,608,970	$174,638,545	$68,372,560,934		$186,984,223	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of the beginning of the period, the entity was not considered an affiliate.
(e)	As of period end, the entity was not considered an affiliate.

(f)	Formerly the Hibbett Sports Inc.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	1,483	09/17/21	$171,123	$436,987

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$428,452,923	$(13,356,353	)(c)	$416,264,415	0.6%
	Monthly	JPMorgan Securities PLC(d)	02/08/23	473,155,374	(23,076,647	)(e)	450,508,133	0.7
					$(36,433,000)		$866,772,548

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(1,167,845) of net dividends and financing fees.

(e)	Amount includes $(429,406) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	662,727	$13,751,585	3.3%

Banks
Allegiance Bancshares Inc.	8,402	322,973	0.1
Ameris Bancorp.	123,372	6,246,324	1.5
Bancorp. Inc. (The)	89,931	2,069,312	0.5
BankUnited Inc.	318,126	13,580,799	3.3
Banner Corp.	112,522	6,099,818	1.5
Berkshire Hills Bancorp. Inc.	23,013	630,786	0.2
Boston Private Financial Holdings Inc.	36,652	540,617	0.1
Brookline Bancorp. Inc.	287,943	4,304,748	1.0
Cadence BanCorp.	287,754	6,008,304	1.4
Central Pacific Financial Corp.	74,088	1,930,733	0.5
City Holding Co.	53,494	4,024,889	1.0
Columbia Banking System Inc.	198,964	7,672,052	1.8
Community Bank System Inc.	73,457	5,557,022	1.3
Customers Bancorp. Inc.	12,848	500,944	0.1
CVB Financial Corp.	114,975	2,367,335	0.6
Eagle Bancorp. Inc.	56,099	3,146,032	0.8
First BanCorp./Puerto Rico	179,204	2,136,112	0.5
First Bancorp./Southern Pines NC	120,460	4,928,019	1.2
First Commonwealth Financial Corp.	212,590	2,991,141	0.7
First Financial Bancorp.	445,985	10,538,626	2.5
First Midwest Bancorp. Inc.	115,490	2,290,167	0.6
Great Western Bancorp. Inc.	94,117	3,086,096	0.7
Hanmi Financial Corp.	119,816	2,283,693	0.5
Heritage Financial Corp./WA	111,725	2,795,360	0.7
Hilltop Holdings Inc.	8,929	325,016	0.1
Hope Bancorp Inc.	260,577	3,694,982	0.9
Independent Bank Corp.	24,777	1,870,664	0.4
Investors Bancorp. Inc.	30,102	429,255	0.1
National Bank Holdings Corp., Class A	13,597	513,151	0.1
NBT Bancorp. Inc.	88,051	3,167,194	0.8
OFG Bancorp.	124,312	2,749,781	0.7
Old National Bancorp./IN	183,780	3,236,366	0.8
Pacific Premier Bancorp. Inc.	43,484	1,838,938	0.4
Preferred Bank/Los Angeles CA.	22,410	1,417,881	0.3
Renasant Corp.	84,107	3,364,280	0.8
S&T Bancorp. Inc.	122,574	3,836,566	0.9
Seacoast Banking Corp. of Florida	30,071	1,026,925	0.2
Simmons First National Corp., Class A	66,521	1,951,726	0.5
United Community Banks Inc./GA	179,546	5,747,267	1.4
Veritex Holdings Inc.	44,462	1,574,399	0.4
Westamerica Bancorp.	57,065	3,311,482	0.8
		136,107,775
Commercial Services & Supplies
Pitney Bowes Inc.	389,994	3,420,247	0.8

Communications Equipment
Extreme Networks Inc.	2,018,674	22,528,402	5.4

Consumer Finance
Green Dot Corp., Class A	51,197	2,398,579	0.6

Diversified Telecommunication Services
Cincinnati Bell Inc.	121,575	1,874,687	0.5
			% of
			Basket
	Shares	Value	Value

Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties Inc.	97,742	$2,060,401	0.5
GEO Group Inc. (The)	251,815	1,792,923	0.4
Kite Realty Group Trust	346,737	7,631,681	1.9
NexPoint Residential Trust Inc.	131,187	7,212,661	1.7
Service Properties Trust	425,158	5,356,991	1.3
SITE Centers Corp.	957,593	14,421,351	3.5
Urstadt Biddle Properties Inc., Class A	48,005	930,337	0.2
		39,406,345
Health Care Providers & Services
RadNet Inc.	212,370	7,154,745	1.7

Insurance
Ambac Financial Group Inc.	116,564	1,825,392	0.4
Assured Guaranty Ltd.	1,821,703	86,494,458	20.8
Employers Holdings Inc.	79,915	3,420,362	0.8
Genworth Financial Inc., Class A	6,065,560	23,655,684	5.7
Horace Mann Educators Corp.	96,418	3,607,962	0.8
ProAssurance Corp.	125,654	2,858,629	0.7
Safety Insurance Group Inc.	14,473	1,132,946	0.3
Stewart Information Services Corp.	50,322	2,852,754	0.7
		125,848,187
Metals & Mining
Warrior Met Coal Inc.	117,246	2,016,631	0.5

Mortgage Real Estate Investment
Ellington Financial Inc.	9,037	173,059	0.0

Multiline Retail
Macy’s Inc.	866,480	16,428,461	3.9

Multi-Utilities
Avista Corp.	8,264	352,625	0.1

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.	8,740	411,392	0.1
Green Plains Inc.	104,639	3,517,963	0.9
Par Pacific Holdings Inc.	159,010	2,674,548	0.6
		6,603,903
Software
Vonage Holdings Corp.	1,651,735	23,801,501	5.7
Xperi Holding Corp.	132,988	2,957,653	0.7
		26,759,154
Thrifts & Mortgage Finance
HomeStreet Inc.	62,066	2,528,569	0.6
Mr Cooper Group Inc.	57,171	1,890,073	0.5
Northwest Bancshares Inc.	413,956	5,646,360	1.4
TrustCo Bank Corp. NY.	39,995	1,375,028	0.3
		11,440,030
Total Reference Entity — Long.		416,264,415
Net Value of Reference Entity — Goldman Sachs & Co.		$416,264,415

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	158,097	$3,280,513	0.7%

Banks
Allegiance Bancshares Inc.	4,210	161,832	0.0
Ameris Bancorp.	76,036	3,849,703	0.9
BankUnited Inc.	73,555	3,140,063	0.7
Banner Corp.	117,625	6,376,451	1.4
Berkshire Hills Bancorp. Inc.	71,782	1,967,545	0.4
Boston Private Financial Holdings Inc.	349,969	5,162,043	1.1
Brookline Bancorp. Inc.	99,435	1,486,553	0.3
Cadence BanCorp.	304,975	6,367,878	1.4
Central Pacific Financial Corp.	251,598	6,556,644	1.5
City Holding Co.	11,174	840,732	0.2
Columbia Banking System Inc.	124,148	4,787,147	1.1
Community Bank System Inc.	97,210	7,353,937	1.6
Customers Bancorp. Inc.	8,103	315,936	0.1
CVB Financial Corp.	18,439	379,659	0.1
Eagle Bancorp. Inc.	62,034	3,478,867	0.8
First BanCorp./Puerto Rico	921,327	10,982,218	2.4
First Bancorp./Southern Pines NC	30,932	1,265,428	0.3
First Commonwealth Financial Corp.	342,822	4,823,506	1.1
First Midwest Bancorp. Inc.	348,916	6,919,004	1.5
Great Western Bancorp. Inc.	130,120	4,266,635	0.9
Hanmi Financial Corp.	46,239	881,315	0.2
Heritage Financial Corp./WA	69,653	1,742,718	0.4
Hilltop Holdings Inc.	425,479	15,487,436	3.4
Hope Bancorp Inc.	186,872	2,649,845	0.6
Independent Bank Corp.	93,322	7,045,811	1.6
Investors Bancorp. Inc.	2,474,225	35,282,449	7.8
National Bank Holdings Corp., Class A	39,959	1,508,053	0.3
NBT Bancorp. Inc.	62,797	2,258,808	0.5
OFG Bancorp.	77,363	1,711,270	0.4
Old National Bancorp./IN	468,636	8,252,680	1.8
Preferred Bank/Los Angeles CA	19,105	1,208,773	0.3
Renasant Corp.	84,817	3,392,680	0.7
S&T Bancorp. Inc.	82,568	2,584,378	0.6
Seacoast Banking Corp. of Florida	113,214	3,866,258	0.9
Simmons First National Corp., Class A	408,894	11,996,950	2.7
Southside Bancshares Inc.	45,185	1,727,423	0.4
United Community Banks Inc./GA	205,417	6,575,398	1.5
Veritex Holdings Inc.	91,114	3,226,347	0.7
Westamerica Bancorp.	44,497	2,582,161	0.6
		194,462,534
Commercial Services & Supplies
Pitney Bowes Inc.	724,756	6,356,110	1.4

Communications Equipment
Extreme Networks Inc.	624,716	6,971,831	1.6

Consumer Finance
Green Dot Corp., Class A	66,015	3,092,803	0.7

Diversified Telecommunication Services
Cincinnati Bell Inc.	134,341	2,071,538	0.5

			% of
			Basket
	Shares	Value	Value

Equity Real Estate Investment Trusts (REITs)
CareTrust REIT Inc.	289,688	$6,729,452	1.5
Easterly Government Properties Inc.	241,880	5,098,830	1.1
GEO Group Inc. (The)	273,529	1,947,526	0.4
iStar Inc.	45,032	933,513	0.2
Kite Realty Group Trust	134,831	2,967,630	0.7
NexPoint Residential Trust Inc.	39,306	2,161,044	0.5
Service Properties Trust	46,304	583,430	0.1
SITE Centers Corp.	1,128,616	16,996,957	3.8
Urstadt Biddle Properties Inc., Class A	29,573	573,125	0.1
		37,991,507
Health Care Providers & Services
Magellan Health Inc.	6,663	627,655	0.1
RadNet Inc.	246,163	8,293,231	1.9
		8,920,886
Insurance
Ambac Financial Group Inc.	767,710	12,022,339	2.7
Assured Guaranty Ltd.	74,622	3,543,053	0.8
Employers Holdings Inc.	99,931	4,277,047	1.0
Genworth Financial Inc., Class A	739,313	2,883,321	0.6
Horace Mann Educators Corp.	92,414	3,458,132	0.8
ProAssurance Corp.	99,495	2,263,511	0.5
Safety Insurance Group Inc.	14,009	1,096,625	0.2
Stewart Information Services Corp.	89,340	5,064,685	1.1
		34,608,713
Metals & Mining
Warrior Met Coal Inc.	871,565	14,990,918	3.3

Mortgage Real Estate Investment
Ellington Financial Inc.	658,968	12,619,237	2.8

Multiline Retail
Macy’s Inc.	533,447	10,114,155	2.2

Multi-Utilities
Avista Corp.	77,447	3,304,663	0.7

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.	1,190	56,013	0.0
Green Plains Inc.	541,456	18,203,751	4.0
Par Pacific Holdings Inc.	363,612	6,115,954	1.4
		24,375,718
Software
Vonage Holdings Corp.	2,707,170	39,010,320	8.7
Xperi Holding Corp.	271,186	6,031,177	1.3
		45,041,497
Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	153,715	1,810,763	0.4
HomeStreet Inc.	15,528	632,611	0.1
Meta Financial Group Inc.	68,336	3,459,852	0.8
Mr Cooper Group Inc.	334,350	11,053,611	2.5
Northwest Bancshares Inc.	235,763	3,215,807	0.7
TrustCo Bank Corp. NY	49,352	1,696,722	0.4
WSFS Financial Corp.	438,638	20,436,144	4.5
		42,305,510
Total Reference Entity — Long		450,508,133

Net Value of Reference Entity — JPMorgan Securities PLC		$450,508,133

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
June 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$70,448,037,415	$3,367,538	$—	$70,451,404,953
Warrants	199,230	—	—	199,230
Money Market Funds	4,164,461,585	—	—	4,164,461,585
	$74,612,698,230	$3,367,538	$—	$74,616,065,768
Derivative financial instruments(a)
Assets
Futures Contracts	$436,987	$—	$—	$436,987
Liabilities
Swaps	—	(36,433,000)	—	(36,433,000)
	$436,987	$(36,433,000)	$—	$(35,996,013)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust